UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0.8%
3,156	*	American Axle & Manufacturing Holdings, Inc	$29
1,306	*	Amerigon, Inc (Class A)	13
4,520	*	Autoliv, Inc	295
6,217	*	BorgWarner, Inc	327
3,223		Cooper Tire & Rubber Co	63
7,610	*	Dana Holding Corp	94
612	*	Dorman Products, Inc	19
1,013	*	Drew Industries, Inc	21
3,666	*	Exide Technologies	18
996	*	Federal Mogul Corp (Class A)	19
174,213	*	Ford Motor Co	2,132
735	*	Fuel Systems Solutions, Inc	29
7,377		Gentex Corp	144
12,866	*	Goodyear Tire & Rubber Co	138
12,445		Harley-Davidson, Inc	354
35,019		Johnson Controls, Inc	1,068
2,637	*	Lear Corp (New)	208
2,342	*	Modine Manufacturing Co	30
1,983		Spartan Motors, Inc	9
1,021		Standard Motor Products, Inc	11
898	*	Stoneridge, Inc	9
1,205		Superior Industries International, Inc	21
3,166	*	Tenneco, Inc	92
1,100	*	Tesla Motors, Inc	22
1,719		Thor Industries, Inc	58
4,151	*	TRW Automotive Holdings Corp	173
1,530	*	Winnebago Industries, Inc	16

		TOTAL AUTOMOBILES & COMPONENTS	5,412

BANKS - 3.2%
810		1st Source Corp	14
1,172	*	1st United Bancorp, Inc	8
1,011		Abington Bancorp, Inc	11
243		Alliance Financial Corp	7
322		American National Bankshares, Inc	7
1,244		Ameris Bancorp	12
387		Ames National Corp	8
559		Arrow Financial Corp	14
9,712		Associated Banc-Corp	128
4,208		Astoria Financial Corp	57
520		Bancfirst Corp	21
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
88		Bancorp Rhode Island, Inc	2
4,426		Bancorpsouth, Inc	63
2,688		Bank Mutual Corp	14
2,544		Bank of Hawaii Corp	114
288		Bank of Marin Bancorp	9
638		Bank of the Ozarks, Inc	24
1,044		BankFinancial Corp	10
36,579		BB&T Corp	881
1,950	*	Beneficial Mutual Bancorp, Inc	17
636		Berkshire Hills Bancorp, Inc	12
384	*	BofI Holding, Inc	5
1,341		BOK Financial Corp	61
3,543		Boston Private Financial Holdings, Inc	23
354		Bridge Bancorp, Inc	9
3,126		Brookline Bancorp, Inc	31
397		Bryn Mawr Bank Corp	7
460		Camden National Corp	16
831		Capital City Bank Group, Inc	10
17,063		CapitalSource, Inc	91
1,224		Capitol Federal Financial	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,503		Cardinal Financial Corp	$14
3,380		Cathay General Bancorp	40
1,895	*	Center Financial	10
1,148		Centerstate Banks of Florida, Inc	10
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	33
10,534	*	CIT Group, Inc	430
533		Citizens & Northern Corp	7
20,090	*	Citizens Republic Bancorp, Inc	18
923		City Holding Co	28
2,532		City National Corp	134
875		Clifton Savings Bancorp, Inc	7
498		CNB Financial Corp	7
1,740		CoBiz, Inc	10
2,091		Columbia Banking System, Inc	41
9,328		Comerica, Inc	347
3,958		Commerce Bancshares, Inc	149
1,740		Community Bank System, Inc	40
1,003		Community Trust Bancorp, Inc	27
2,741		Cullen/Frost Bankers, Inc	148
4,428		CVB Financial Corp	33
1,102		Danvers Bancorp, Inc	17
1,609		Dime Community Bancshares	22
559	*	Eagle Bancorp, Inc	6
7,706		East West Bancorp, Inc	125
512		Enterprise Financial Services Corp	5
466		ESB Financial Corp	6
1,035		ESSA Bancorp, Inc	12
399		Federal Agricultural Mortgage Corp (Class C)	4
42,034		Fifth Third Bancorp	506
664		Financial Institutions, Inc	12
720		First Bancorp (NC)	10
4,676	*	First Bancorp (Puerto Rico)	1
498		First Bancorp, Inc	7
1,530		First Busey Corp	7
285		First Citizens Bancshares, Inc (Class A)	53
4,700		First Commonwealth Financial Corp	26
680		First Community Bancshares, Inc	9
3,063		First Financial Bancorp	51
1,100		First Financial Bankshares, Inc	52
590		First Financial Corp	17
889		First Financial Holdings, Inc	10
12,873	*	First Horizon National Corp	147
654		First Interstate Bancsystem, Inc	9
1,238		First Merchants Corp	9
3,929		First Midwest Bancorp, Inc	45
10,998		First Niagara Financial Group, Inc	128
288		First of Long Island Corp	7
504		First South Bancorp, Inc	5
5,568		FirstMerit Corp	102
2,430	*	Flagstar Bancorp, Inc	4
1,645		Flushing Financial Corp	19
5,502		FNB Corp	47
10,974		Fulton Financial Corp	99
602		German American Bancorp, Inc	10
3,468		Glacier Bancorp, Inc	51
500		Great Southern Bancorp, Inc	11
637	*	Greene County Bancshares, Inc	4
1,586		Hancock Holding Co	48
2,515	*	Hanmi Financial Corp	3
928		Heartland Financial USA, Inc	14
534	*	Heritage Financial Corp	7
504	*	Home Bancorp, Inc	7
841		Home Bancshares, Inc	17
821		Home Federal Bancorp, Inc	10
24,956		Hudson City Bancorp, Inc	306
624		Hudson Valley Holding Corp	12
37,922		Huntington Bancshares, Inc	215
1,168		IBERIABANK Corp	58
1,031		Independent Bank Corp	23
3,295		International Bancshares Corp	56
2,538	*	Investors Bancorp, Inc	30

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,441		Kearny Financial Corp	$13
47,540		Keycorp	378
1,025		Lakeland Bancorp, Inc	9
734		Lakeland Financial Corp	14
3,890		M&T Bank Corp	318
731		MainSource Financial Group, Inc	6
27,834		Marshall & Ilsley Corp	196
2,798		MB Financial, Inc	45
273		Merchants Bancshares, Inc	7
249	*	Meridian Interstate Bancorp, Inc	3
10,357	*	MGIC Investment Corp	96
265		Midsouth Bancorp, Inc	4
361		MidWestOne Financial Group, Inc	5
2,026	*	Nara Bancorp, Inc	14
206		NASB Financial, Inc	3
357		National Bankshares, Inc	9
5,443		National Penn Bancshares, Inc	34
1,807		NBT Bancorp, Inc	40
23,019		New York Community Bancorp, Inc	374
5,609		NewAlliance Bancshares, Inc	71
1,192		Northfield Bancorp, Inc	13
5,862		Northwest Bancshares, Inc	66
741		OceanFirst Financial Corp	9
3,925	*	Ocwen Financial Corp	40
3,801		Old National Bancorp	40
700	*	OmniAmerican Bancorp, Inc	8
1,760		Oriental Financial Group, Inc	23
1,069		Oritani Financial Corp	11
345		Orrstown Financial Services, Inc	8
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	28
688		Park National Corp	44
523		Peapack Gladstone Financial Corp	6
221		Penns Woods Bancorp, Inc	7
720	*	Pennsylvania Commerce Bancorp, Inc	7
595		Peoples Bancorp, Inc	7
19,630		People’s United Financial, Inc	257
1,766	*	Pinnacle Financial Partners, Inc	16
7,590	*	PMI Group, Inc	28
27,450		PNC Financial Services Group, Inc	1,425
52,615	*	Popular, Inc	153
2,771		PrivateBancorp, Inc	32
2,398		Prosperity Bancshares, Inc	78
3,163		Provident Financial Services, Inc	39
2,753		Provident New York Bancorp	23
7,051		Radian Group, Inc	55
66,625		Regions Financial Corp	484
1,026		Renasant Corp	16
612		Republic Bancorp, Inc (Class A)	13
598		Rockville Financial, Inc	7
629		Roma Financial Corp	7
1,211		S&T Bancorp, Inc	21
615		S.Y. Bancorp, Inc	15
1,250		Sandy Spring Bancorp, Inc	19
605		SCBT Financial Corp	19
370		Sierra Bancorp	5
2,493	*	Signature Bank	97
905		Simmons First National Corp (Class A)	26
833		Southside Bancshares, Inc	16
740		Southwest Bancorp, Inc	10
856		State Bancorp, Inc	8
1,347		StellarOne Corp	17
1,199		Sterling Bancorp	10
4,189		Sterling Bancshares, Inc	23
513		Suffolk Bancorp	13
26,438		SunTrust Banks, Inc	683
6,027		Susquehanna Bancshares, Inc	51
2,402	*	SVB Financial Group	102
41,390		Synovus Financial Corp	102
520	*	Taylor Capital Group, Inc	6
6,992		TCF Financial Corp	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

700		Territorial Bancorp, Inc	$12
1,877	*	Texas Capital Bancshares, Inc	32
4,208		TFS Financial Corp	39
1,165	*	The Bancorp, Inc	8
429		Tompkins Trustco, Inc	17
192		Tower Bancorp, Inc	4
1,219		TowneBank	18
726		Trico Bancshares	11
5,202		Trustco Bank Corp NY	29
3,370		Trustmark Corp	73
1,859		UMB Financial Corp	66
5,809		Umpqua Holdings Corp	66
814		Union Bankshares Corp	11
2,414		United Bankshares, Inc	60
4,918	*	United Community Banks, Inc	11
1,056		United Financial Bancorp, Inc	14
792		Univest Corp of Pennsylvania	14
100,148		US Bancorp	2,165
8,636		Valley National Bancorp	111
966		ViewPoint Financial Group	9
1,010	*	Virginia Commerce Bancorp	5
835		Washington Banking Co	12
5,275		Washington Federal, Inc	80
881		Washington Trust Bancorp, Inc	17
681	*	Waterstone Financial, Inc	3
3,466		Webster Financial Corp	61
254,698		Wells Fargo & Co	6,401
1,213		WesBanco, Inc	20
997	*	West Bancorporation, Inc	6
4,963	*	West Coast Bancorp	11
1,616		Westamerica Bancorporation	88
3,132	*	Western Alliance Bancorp	21
1,313		Westfield Financial, Inc	10
5,072		Whitney Holding Corp	41
4,204		Wilmington Trust Corp	38
980		Wilshire Bancorp, Inc	6
1,580		Wintrust Financial Corp	51
320		WSFS Financial Corp	12
8,469		Zions Bancorporation	181

		TOTAL BANKS	21,524

CAPITAL GOODS - 8.2%
813	*	3D Systems Corp	13
37,286		3M Co	3,233
1,197		A.O. Smith Corp	69
3,857	*	A123 Systems, Inc	35
1,014		Aaon, Inc	24
2,061	*	AAR Corp	38
1,483		Aceto Corp	10
2,862		Actuant Corp (Class A)	66
2,300		Acuity Brands, Inc	102
2,485	*	Advanced Battery Technologies, Inc	9
5,411	*	Aecom Technology Corp	131
873	*	Aerovironment, Inc	19
4,647	*	AGCO Corp	181
2,801		Aircastle Ltd	24
374		Alamo Group, Inc	8
1,443		Albany International Corp (Class A)	27
1,638	*	Alliant Techsystems, Inc	123
1,557	*	Altra Holdings, Inc	23
569	*	American Railcar Industries, Inc	9
373		American Science & Engineering, Inc	27
2,155	*	American Superconductor Corp	67
475		American Woodmark Corp	8
532		Ameron International Corp	36
5,627		Ametek, Inc	269
475		Ampco-Pittsburgh Corp	12
1,479		Apogee Enterprises, Inc	13
4,332	*	Applied Energetics, Inc	5
2,206		Applied Industrial Technologies, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

760		Applied Signal Technology, Inc	$19
420	*	Argan, Inc	4
988	*	Armstrong World Industries, Inc	41
4,985	*	ArvinMeritor, Inc	77
1,044	*	Astec Industries, Inc	30
478	*	Astronics Corp	8
723		AZZ, Inc	31
6,272	*	Babcock & Wilcox Co	133
779		Badger Meter, Inc	32
2,467		Baldor Electric Co	100
2,603		Barnes Group, Inc	46
5,137	*	BE Aerospace, Inc	156
2,410	*	Beacon Roofing Supply, Inc	35
2,523		Belden CDT, Inc	67
2,508	*	Blount International, Inc	32
39,774		Boeing Co	2,647
2,584		Brady Corp (Class A)	75
2,463		Briggs & Stratton Corp	47
4,873	*	Broadwind Energy, Inc	9
3,970		Bucyrus International, Inc (Class A)	275
2,524	*	Builders FirstSource, Inc	6
531	*	CAI International, Inc	8
12,740	*	Capstone Turbine Corp	10
3,214		Carlisle Cos, Inc	96
674		Cascade Corp	21
32,822		Caterpillar, Inc	2,582
1,385	*	Ceradyne, Inc	32
1,631	*	Chart Industries, Inc	33
5,276	*	Chicago Bridge & Iron Co NV (ADR)	129
990		CIRCOR International, Inc	31
2,671		Clarcor, Inc	103
963	*	CNH Global NV	35
1,273	*	Colfax Corp	19
1,162	*	Columbus McKinnon Corp	19
2,009		Comfort Systems USA, Inc	22
1,268	*	Commercial Vehicle Group, Inc	13
8,852		Cooper Industries plc	433
2,617		Crane Co	99
828		Cubic Corp	34
10,600		Cummins, Inc	960
2,088		Curtiss-Wright Corp	63
27,692		Danaher Corp	1,125
22,161		Deere & Co	1,546
1,344	*	DigitalGlobe, Inc	41
4,024		Donaldson Co, Inc	190
619		Douglas Dynamics, Inc	8
9,873		Dover Corp	515
636		Ducommun, Inc	14
430	*	DXP Enterprises, Inc	8
2,075	*	Dycom Industries, Inc	21
757		Dynamic Materials Corp	11
8,859		Eaton Corp	731
3,412	*	EMCOR Group, Inc	84
39,330		Emerson Electric Co	2,071
840		Encore Wire Corp	17
3,258	*	Ener1, Inc	12
1,511	*	Energy Recovery, Inc	5
2,547	*	EnerSys	64
1,258	*	EnPro Industries, Inc	39
1,380		ESCO Technologies, Inc	46
1,554	*	Esterline Technologies Corp	89
6,999		Fastenal Co	372
3,085		Federal Signal Corp	17
2,307	*	Flow International Corp	6
2,897		Flowserve Corp	317
9,246		Fluor Corp	458
4,014	*	Force Protection, Inc	20
1,238		Franklin Electric Co, Inc	41
635		Freightcar America, Inc	16
4,152	*	FuelCell Energy, Inc	5
2,145	*	Furmanite Corp	10
2,782		Gardner Denver, Inc	149

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,370		GATX Corp	$69
1,806	*	GenCorp, Inc	9
900	*	Generac Holdings, Inc	12
2,858	*	General Cable Corp	77
18,006		General Dynamics Corp	1,131
558,914		General Electric Co	9,083
1,077	*	GeoEye, Inc	44
1,633	*	Gibraltar Industries, Inc	15
270	*	Global Defense Technology & Systems, Inc	4
6,617		Goodrich Corp	488
636		Gorman-Rupp Co	18
3,212		Graco, Inc	102
6,478	*	GrafTech International Ltd	101
604		Graham Corp	9
1,832		Granite Construction, Inc	42
3,079		Great Lakes Dredge & Dock Corp	18
869	*	Greenbrier Cos, Inc	14
2,356	*	Griffon Corp	29
1,293	*	H&E Equipment Services, Inc	10
4,326		Harsco Corp	106
267	*	Hawk Corp	12
1,540		Heico Corp	70
807	*	Herley Industries, Inc	13
5,110	*	Hexcel Corp	91
923	*	Hoku Scientific, Inc	2
39,989		Honeywell International, Inc	1,757
800		Houston Wire & Cable Co	8
3,166		Hubbell, Inc (Class B)	161
4,356		IDEX Corp	155
1,400	*	II-VI, Inc	52
22,942		Illinois Tool Works, Inc	1,079
17,014		Ingersoll-Rand plc	608
1,981	*	Insituform Technologies, Inc (Class A)	48
916		Insteel Industries, Inc	8
1,758	*	Interline Brands, Inc	32
9,698		ITT Industries, Inc	454
6,628	*	Jacobs Engineering Group, Inc	256
1,665		John Bean Technologies Corp	27
5,446		Joy Global, Inc	383
888	*	Kadant, Inc	17
1,371		Kaman Corp	36
1,677		Kaydon Corp	58
8,502		KBR, Inc	209
3,920		Kennametal, Inc	121
844	*	Kratos Defense & Security Solutions, Inc	9
5,990		L-3 Communications Holdings, Inc	433
725	*	LaBarge, Inc	9
904	*	Ladish Co, Inc	28
300		Lawson Products, Inc	5
1,155	*	Layne Christensen Co	30
659	*	LB Foster Co (Class A)	19
2,489		Lennox International, Inc	104
2,233		Lincoln Electric Holdings, Inc	129
700		Lindsay Manufacturing Co	30
533	*	LMI Aerospace, Inc	8
16,107		Lockheed Martin Corp	1,148
1,293		LSI Industries, Inc	8
853	*	Lydall, Inc	6
7,382		Manitowoc Co, Inc	89
18,960		Masco Corp	209
2,813	*	Mastec, Inc	29
901		Met-Pro Corp	9
445	*	Michael Baker Corp	15
722	*	Middleby Corp	46
300		Miller Industries, Inc	4
2,390	*	Moog, Inc (Class A)	85
2,247		MSC Industrial Direct Co (Class A)	121
1,988		Mueller Industries, Inc	53
8,122		Mueller Water Products, Inc (Class A)	25
881	*	MYR Group, Inc	14
271		Nacco Industries, Inc (Class A)	24
3,502	*	Navistar International Corp	153

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

926	*	NCI Building Systems, Inc	$9
1,888		Nordson Corp	139
15,917		Northrop Grumman Corp	965
625	*	Northwest Pipe Co	11
2,339	*	Orbital Sciences Corp	36
1,499	*	Orion Marine Group, Inc	19
4,853	*	Oshkosh Truck Corp	133
5,833	*	Owens Corning, Inc	149
19,287		Paccar, Inc	929
6,177		Pall Corp	257
8,515		Parker Hannifin Corp	597
5,113		Pentair, Inc	172
1,399	*	Perini Corp	28
1,041	*	Pgt, Inc	2
1,025	*	Pike Electric Corp	7
762	*	PMFG, Inc	13
1,248	*	Polypore International, Inc	38
458	*	Powell Industries, Inc	14
940	*	PowerSecure International, Inc	9
7,520		Precision Castparts Corp	958
96		Preformed Line Products Co	3
836		Primoris Services Corp	5
1,987		Quanex Building Products Corp	34
11,146	*	Quanta Services, Inc	213
1,083		Raven Industries, Inc	41
20,147		Raytheon Co	921
1,025	*	RBC Bearings, Inc	35
1,983		Regal-Beloit Corp	116
1,526		Robbins & Myers, Inc	41
7,542		Rockwell Automation, Inc	466
8,133		Rockwell Collins, Inc	474
4,830		Roper Industries, Inc	315
2,525	*	RSC Holdings, Inc	19
1,703	*	Rush Enterprises, Inc (Class A)	26
2,893	*	SatCon Technology Corp	11
744	*	Sauer-Danfoss, Inc	16
22		Seaboard Corp	39
4,515	*	Shaw Group, Inc	152
1,742		Simpson Manufacturing Co, Inc	45
3,058		Snap-On, Inc	142
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	112
2,680		SPX Corp	170
800		Standex International Corp	19
701	*	Sterling Construction Co, Inc	9
685		Sun Hydraulics Corp	19
893		TAL International Group, Inc	22
3,948	*	Taser International, Inc	15
1,000	*	Tecumseh Products Co (Class A)	11
1,872	*	Teledyne Technologies, Inc	75
1,004		Tennant Co	31
5,654	*	Terex Corp	130
590		Textainer Group Holdings Ltd	16
14,349		Textron, Inc	295
471	*	Thermadyne Holdings Corp	7
2,807	*	Thomas & Betts Corp	115
4,570		Timken Co	175
1,848		Titan International, Inc	25
433	*	Titan Machinery, Inc	7
1,603		Toro Co	90
2,435		TransDigm Group, Inc	151
1,281		Tredegar Corp	24
714	*	Trex Co, Inc	14
809	*	Trimas Corp	12
4,177		Trinity Industries, Inc	93
862		Triumph Group, Inc	64
562		Twin Disc, Inc	8
26,577		Tyco International Ltd	976
3,113	*	United Rentals, Inc	46
48,793		United Technologies Corp	3,476
979		Universal Forest Products, Inc	29
1,949	*	UQM Technologies, Inc	5
4,401	*	URS Corp	167

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,497	*	USG Corp	$46
1,173		Valmont Industries, Inc	85
1,023		Vicor Corp	15
3,181		W.W. Grainger, Inc	379
1,826	*	Wabash National Corp	15
3,395	*	WABCO Holdings, Inc	142
1,468		Watsco, Inc	82
1,666		Watts Water Technologies, Inc (Class A)	57
2,219	*	WESCO International, Inc	87
2,535		Westinghouse Air Brake Technologies Corp	121
3,508		Woodward Governor Co	114
418	*,b	Xerium Technologies, Inc	6

		TOTAL CAPITAL GOODS	56,345

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,600		ABM Industries, Inc	56
1,804	*	Acacia Research (Acacia Technologies)	32
2,726	*	ACCO Brands Corp	16
1,159		Administaff, Inc	31
900	*	Advisory Board Co	40
928		American Ecology Corp	15
2,166	*	American Reprographics Co	17
1,377	*	APAC Customer Services, Inc	8
1,245	*	ATC Technology Corp	31
5,841		Avery Dennison Corp	217
383		Barrett Business Services, Inc	6
2,016		Bowne & Co, Inc	23
2,433		Brink’s Co	56
1,306	*	Casella Waste Systems, Inc (Class A)	5
2,695	*	CBIZ, Inc	16
669		CDI Corp	9
3,345	*	Cenveo, Inc	17
7,099		Cintas Corp	196
1,182	*	Clean Harbors, Inc	80
493	*	Consolidated Graphics, Inc	20
3,576	*	Copart, Inc	118
1,871		Corporate Executive Board Co	59
6,023	*	Corrections Corp of America	149
1,115	*	CoStar Group, Inc	54
594		Courier Corp	8
6,781		Covanta Holding Corp	107
717	*	CRA International, Inc	13
2,529		Deluxe Corp	48
1,664	*	Dolan Media Co	19
2,640		Dun & Bradstreet Corp	196
4,206		EnergySolutions, Inc	21
1,037	*	EnerNOC, Inc	33
1,357		Ennis, Inc	24
6,687		Equifax, Inc	209
641	*	Exponent, Inc	22
691	*	Franklin Covey Co	6
2,507	*	FTI Consulting, Inc	87
1,063	*	Fuel Tech, Inc	7
989		G & K Services, Inc (Class A)	23
3,393	*	Geo Group, Inc	79
645	*	GP Strategies Corp	6
2,249		Healthcare Services Group	51
1,202		Heidrick & Struggles International, Inc	23
3,007		Herman Miller, Inc	59
1,422	*	Hill International, Inc	6
2,339		HNI Corp	67
1,656	*	Hudson Highland Group, Inc	6
1,154	*	Huron Consulting Group, Inc	25
892	*	ICF International, Inc	22
2,565	*	IHS, Inc (Class A)	174
1,446	*	Innerworkings, Inc	10
2,666		Interface, Inc (Class A)	38
9,852		Iron Mountain, Inc	220
1,460	*	KAR Auction Services, Inc	18
1,394	*	Kelly Services, Inc (Class A)	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,774	*	Kforce, Inc	$24
1,737		Kimball International, Inc (Class B)	10
2,470		Knoll, Inc	38
2,433	*	Korn/Ferry International	40
1,184	*	LECG Corp	1
563	*	M&F Worldwide Corp	14
4,325		Manpower, Inc	226
1,316		McGrath RentCorp	32
1,459	*	Metalico, Inc	6
1,391		Mine Safety Appliances Co	38
757	*	Mistras Group, Inc	9
2,280	*	Mobile Mini, Inc	35
514		Multi-Color Corp	8
2,873	*	Navigant Consulting, Inc	33
1,673	*	On Assignment, Inc	9
11,219		Pitney Bowes, Inc	240
10,896		R.R. Donnelley & Sons Co	185
17,200		Republic Services, Inc	524
2,774		Resources Connection, Inc	38
7,931		Robert Half International, Inc	206
2,146		Rollins, Inc	50
977		Schawk, Inc (Class A)	18
913	*	School Specialty, Inc	12
3,429	*	Spherion Corp	21
672	*	Standard Parking Corp	12
1,179		Standard Register Co	3
3,734		Steelcase, Inc (Class A)	31
4,348	*	Stericycle, Inc	302
2,192	*	SYKES Enterprises, Inc	30
1,110	*	Team, Inc	19
3,264	*	Tetra Tech, Inc	68
2,310		Towers Watson & Co	114
2,350	*	TrueBlue, Inc	32
664		Unifirst Corp	29
1,202	*	United Stationers, Inc	64
5,468	*	Verisk Analytics, Inc	153
1,084		Viad Corp	21
858	*	Volt Information Sciences, Inc	6
205		VSE Corp	7
3,934	*	Waste Connections, Inc	156
25,233		Waste Management, Inc	902

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,680

CONSUMER DURABLES & APPAREL - 1.4%
2,117	*	American Apparel, Inc	3
2,371		American Greetings Corp (Class A)	44
653	*	Arctic Cat, Inc	7
2,994	*	Beazer Homes USA, Inc	12
386		Blyth, Inc	16
485	*	Brookfield Homes Corp	4
4,839		Brunswick Corp	74
3,430		Callaway Golf Co	24
2,938	*	Carter’s, Inc	77
379	*	Cavco Industries, Inc	14
442		Cherokee, Inc	8
16,141		Coach, Inc	693
562		Columbia Sportswear Co	33
4,890	*	CROCS, Inc	64
269		CSS Industries, Inc	5
481	*	Culp, Inc	5
2,023	*	Deckers Outdoor Corp	101
14,750		DR Horton, Inc	164
14,610	*	Eastman Kodak Co	61
1,299		Ethan Allen Interiors, Inc	23
8,048		Fortune Brands, Inc	396
2,682	*	Fossil, Inc	144
2,907	*	Furniture Brands International, Inc	16
5,941		Garmin Ltd	180
811	*	G-III Apparel Group Ltd	25
5,029	*	Hanesbrands, Inc	130

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,541	*	Harman International Industries, Inc	$118
6,700		Hasbro, Inc	298
1,630	*	Helen of Troy Ltd	41
680		Hooker Furniture Corp	8
2,297	*	Hovnanian Enterprises, Inc (Class A)	9
3,571	*	Iconix Brand Group, Inc	62
950	*	iRobot Corp	18
1,657	*	Jakks Pacific, Inc	29
4,840		Jarden Corp	151
509	*	Joe’s Jeans, Inc	1
232	*	Johnson Outdoors, Inc	3
4,615		Jones Apparel Group, Inc	91
4,044		KB Home	46
500	*	Kenneth Cole Productions, Inc (Class A)	8
1,430	*	K-Swiss, Inc (Class A)	18
39		Lacrosse Footwear, Inc	0	^
2,552	*	La-Z-Boy, Inc	21
1,909	*	Leapfrog Enterprises, Inc	10
7,834		Leggett & Platt, Inc	178
7,949		Lennar Corp (Class A)	122
847	*	Libbey, Inc	11
362	*	Lifetime Brands, Inc	5
5,008	*	Liz Claiborne, Inc	30
862	*	M/I Homes, Inc	9
1,202	*	Maidenform Brands, Inc	35
1,066	*	Marine Products Corp	7
19,289		Mattel, Inc	453
2,061		MDC Holdings, Inc	60
1,694	*	Meritage Homes Corp	33
3,006	*	Mohawk Industries, Inc	160
817	*	Movado Group, Inc	9
206		National Presto Industries, Inc	22
14,687		Newell Rubbermaid, Inc	262
18,768		Nike, Inc (Class B)	1,504
323	*	NVR, Inc	209
733		Oxford Industries, Inc	17
804	*	Perry Ellis International, Inc	18
2,991		Phillips-Van Heusen Corp	180
1,645		Polaris Industries, Inc	107
2,959		Polo Ralph Lauren Corp (Class A)	266
2,627		Pool Corp	53
17,820	*	Pulte Homes, Inc	156
6,801	*	Quiksilver, Inc	27
1,217	*	RC2 Corp	25
444		RG Barry Corp	5
673	*	Russ Berrie & Co, Inc	6
2,334		Ryland Group, Inc	42
2,732	*	Sealy Corp	7
1,823	*	Skechers U.S.A., Inc (Class A)	43
442		Skyline Corp	9
2,979	*	Smith & Wesson Holding Corp	11
5,166	*	Standard-Pacific Corp	20
8,347		Stanley Works	511
288	*	Steinway Musical Instruments, Inc	5
1,192	*	Steven Madden Ltd	49
957		Sturm Ruger & Co, Inc	13
3,828	*	Tempur-Pedic International, Inc	119
2,073	*	Timberland Co (Class A)	41
7,726	*	Toll Brothers, Inc	147
1,435	*	True Religion Apparel, Inc	31
3,339		Tupperware Corp	153
1,864	*	Under Armour, Inc (Class A)	84
1,467	*	Unifi, Inc	7
787	*	Universal Electronics, Inc	16
4,654		VF Corp	377
977	*	Volcom, Inc	19
2,341	*	Warnaco Group, Inc	120
378		Weyco Group, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,974		Whirlpool Corp	$322
2,589		Wolverine World Wide, Inc	75

		TOTAL CONSUMER DURABLES & APPAREL	9,454

CONSUMER SERVICES - 2.2%
1,322	*	AFC Enterprises	16
1,219		Ambassadors Group, Inc	14
960	*	American Public Education, Inc	32
1,418		Ameristar Casinos, Inc	25
6,794	*	Apollo Group, Inc (Class A)	349
2,931	*	Bally Technologies, Inc	102
896	*	BJ’s Restaurants, Inc	25
1,131	*	Bluegreen Corp	3
1,700		Bob Evans Farms, Inc	48
1,718	*	Boyd Gaming Corp	12
1,029	*	Bridgepoint Education, Inc	16
5,407		Brinker International, Inc	102
937	*	Buffalo Wild Wings, Inc	45
4,855		Burger King Holdings, Inc	116
1,029	*	California Pizza Kitchen, Inc	18
846	*	Cambium Learning Group, Inc	3
888	*	Capella Education Co	69
3,445	*	Career Education Corp	74
404	*	Caribou Coffee Co, Inc	4
23,120		Carnival Corp	883
1,126		CBRL Group, Inc	57
1,153	*	CEC Entertainment, Inc	40
3,164	*	Cheesecake Factory	84
1,665	*	Chipotle Mexican Grill, Inc (Class A)	286
1,471		Choice Hotels International, Inc	54
533		Churchill Downs, Inc	19
1,574	*	Coinstar, Inc	68
4,659	*	Corinthian Colleges, Inc	33
276		CPI Corp	7
7,445		Darden Restaurants, Inc	319
6,036	*	Denny’s Corp	19
3,362		DeVry, Inc	165
858	*	DineEquity, Inc	39
2,316	*	Domino’s Pizza, Inc	31
1,290	*	Education Management Corp	19
289	*	Einstein Noah Restaurant Group, Inc	3
1,754	*	Gaylord Entertainment Co	54
1,646	*	Grand Canyon Education, Inc	36
17,403		H&R Block, Inc	225
3,288		Hillenbrand, Inc	71
2,300	*	Hyatt Hotels Corp	86
15,766		International Game Technology	228
1,433		International Speedway Corp (Class A)	35
2,163	*	Interval Leisure Group, Inc	29
1,142	*	Isle of Capri Casinos, Inc	8
1,704	*	ITT Educational Services, Inc	120
2,907	*	Jack in the Box, Inc	62
3,249	*	Jamba, Inc	7
1,265	*	K12, Inc	37
3,561	*	Krispy Kreme Doughnuts, Inc	16
568	*	Landry’s Restaurants, Inc	14
16,657	*	Las Vegas Sands Corp	580
522		Learning Tree International, Inc	5
2,155	*	Life Time Fitness, Inc	85
870	*	Lincoln Educational Services Corp	12
638		Mac-Gray Corp	8
1,242		Marcus Corp	15
14,431		Marriott International, Inc (Class A)	517
1,582		Matthews International Corp (Class A)	56
812	*	McCormick & Schmick’s Seafood Restaurants, Inc	6
56,332		McDonald’s Corp	4,197
13,561	*	MGM Mirage	153
604	*	Monarch Casino & Resort, Inc	7
1,158	*	Morgans Hotel Group Co	8
1,276	*	Multimedia Games, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

386		National American University Holdings, Inc	$3
1,279	*	O’Charleys, Inc	9
4,684	*	Orient-Express Hotels Ltd (Class A)	52
1,518	*	Panera Bread Co (Class A)	135
1,116	*	Papa John’s International, Inc	29
842	*	Peet’s Coffee & Tea, Inc	29
3,623	*	Penn National Gaming, Inc	107
1,227		PF Chang’s China Bistro, Inc	57
3,407	*	Pinnacle Entertainment, Inc	38
394	*	Pre-Paid Legal Services, Inc	25
705	*	Princeton Review, Inc	1
490	*	Red Lion Hotels Corp	4
957	*	Red Robin Gourmet Burgers, Inc	19
2,615		Regis Corp	50
6,968	*	Royal Caribbean Cruises Ltd	220
3,070	*	Ruby Tuesday, Inc	36
1,588	*	Ruth’s Chris Steak House, Inc	6
2,868	*	Scientific Games Corp (Class A)	28
13,457		Service Corp International	116
2,802	*	Shuffle Master, Inc	24
3,411	*	Sonic Corp	28
3,535		Sotheby’s (Class A)	130
819		Speedway Motorsports, Inc	13
38,775		Starbucks Corp	992
10,017		Starwood Hotels & Resorts Worldwide, Inc	526
84	*	Steak N Shake Co	28
956	*	Steiner Leisure Ltd	36
4,084		Stewart Enterprises, Inc (Class A)	22
735		Strayer Education, Inc	128
3,228	*	Texas Roadhouse, Inc (Class A)	45
1,448		Universal Technical Institute, Inc	28
1,845	*	Vail Resorts, Inc	69
1,692		Weight Watchers International, Inc	53
17,379		Wendy’s/Arby’s Group, Inc (Class A)	79
2,997	*	WMS Industries, Inc	114
9,502		Wyndham Worldwide Corp	261
3,957		Wynn Resorts Ltd	343
24,342		Yum! Brands, Inc	1,121

		TOTAL CONSUMER SERVICES	14,885

DIVERSIFIED FINANCIALS - 7.0%
3,111		Advance America Cash Advance Centers, Inc	13
2,751	*	Affiliated Managers Group, Inc	215
17,707	*	American Capital Ltd	103
54,797		American Express Co	2,303
3,515	*	AmeriCredit Corp	86
13,606		Ameriprise Financial, Inc	644
9,666		Apollo Investment Corp	99
10,143		Ares Capital Corp	159
1,707		Artio Global Investors, Inc	26
1,058	*	Asset Acceptance Capital Corp	6
428		Asta Funding, Inc	3
525,120		Bank of America Corp	6,884
63,293		Bank of New York Mellon Corp	1,654
2,748		BGC Partners, Inc (Class A)	16
2,986		BlackRock Kelso Capital Corp	34
1,791		BlackRock, Inc	305
3,645	*	Broadpoint Securities Group, Inc	6
1,288		Calamos Asset Management, Inc (Class A)	15
23,759		Capital One Financial Corp	940
151		Capital Southwest Corp	14
1,281	*	Cardtronics, Inc	20
1,565		Cash America International, Inc	55
51,606		Charles Schwab Corp	717
1,110,233	*	Citigroup, Inc	4,330
3,472		CME Group, Inc	904

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,086		Cohen & Steers, Inc	$24
1,682		Compass Diversified Trust	27
879		CompuCredit Corp	4
1,382	*	Cowen Group, Inc	5
302	*	Credit Acceptance Corp	18
118		Diamond Hill Investment Group, Inc	9
28,865		Discover Financial Services	481
1,322	*	Dollar Financial Corp	28
800		Duff & Phelps Corp	11
11,625	*	E*Trade Financial Corp	169
6,232		Eaton Vance Corp	181
860	*	Encore Capital Group, Inc	15
737		Epoch Holding Corp	9
820		Evercore Partners, Inc (Class A)	23
2,322	*	Ezcorp, Inc (Class A)	46
2,692	*	FBR Capital Markets Corp	8
4,555		Federated Investors, Inc (Class B)	104
973		Fifth Street Finance Corp	11
672	*	Financial Engines, Inc	9
1,630	*	First Cash Financial Services, Inc	45
3,742	*	First Marblehead Corp	9
7,861		Franklin Resources, Inc	840
352		Friedman Billings Ramsey Group, Inc (Class A)	8
448		GAMCO Investors, Inc (Class A)	17
3,928		GFI Group, Inc	18
1,256		Gladstone Capital Corp	14
1,326		Gladstone Investment Corp	9
6,883	*	GLG Partners, Inc	31
26,931		Goldman Sachs Group, Inc	3,894
404		Golub Capital BDC, Inc	6
1,634		Greenhill & Co, Inc	130
1,395	*	Harris & Harris Group, Inc	6
1,766		Hercules Technology Growth Capital, Inc	18
991	*	HFF, Inc (Class A)	9
2,025	*	Interactive Brokers Group, Inc (Class A)	35
3,907	*	IntercontinentalExchange, Inc	409
675	*	International Assets Holding Corp	12
24,132		Invesco Ltd	512
2,567	*	Investment Technology Group, Inc	36
72,000		iShares Russell 3000 Index Fund	4,856
9,425		Janus Capital Group, Inc	103
6,156		Jefferies Group, Inc	140
822		JMP Group, Inc	5
208,273		JPMorgan Chase & Co	7,929
597		Kayne Anderson Energy Development Co	10
1,881		KBW, Inc	48
5,321	*	Knight Capital Group, Inc (Class A)	66
1,992	*	LaBranche & Co, Inc	8
5,033	*	Ladenburg Thalmann Financial Services, Inc	5
4,853		Lazard Ltd (Class A)	170
8,760		Legg Mason, Inc	265
10,310	*	Leucadia National Corp	244
448		Life Partners Holdings, Inc	9
647		Main Street Capital Corp	10
1,518		MarketAxess Holdings, Inc	26
3,668		MCG Capital Corp	21
872		Medallion Financial Corp	7
4,787	*	MF Global Holdings Ltd	34
10,845		Moody’s Corp	271
73,283		Morgan Stanley	1,809
5,783	*	MSCI, Inc (Class A)	192
1,507		MVC Capital, Inc	20
7,090	*	Nasdaq Stock Market, Inc	138
1,305		Nelnet, Inc (Class A)	30
959	*	NewStar Financial, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,181		NGP Capital Resources Co	$11
12,539		Northern Trust Corp	605
13,816		NYSE Euronext	395
448		Oppenheimer Holdings, Inc	13
2,681	*	optionsXpress Holdings, Inc	41
1,696		PennantPark Investment Corp	18
879	*	Penson Worldwide, Inc	4
2,946	*	PHH Corp	62
1,198	*	Pico Holdings, Inc	36
935	*	Piper Jaffray Cos	27
964	*	Portfolio Recovery Associates, Inc	62
1,195	*	Primus Guaranty Ltd	5
3,632		Prospect Capital Corp	35
5,235		Raymond James Financial, Inc	133
1,299	*	Safeguard Scientifics, Inc	16
870		Sanders Morris Harris Group, Inc	5
7,899		SEI Investments Co	161
25,584	*	SLM Corp	295
305		Solar Capital Ltd	7
26,518		State Street Corp	999
1,826	*	Stifel Financial Corp	85
258		Student Loan Corp	8
1,726		SWS Group, Inc	12
13,471		T Rowe Price Group, Inc	674
11,821	*	TD Ameritrade Holding Corp	191
456		THL Credit, Inc	5
1,245		TICC Capital Corp	13
2,123	*	TradeStation Group, Inc	14
426		Triangle Capital Corp	7
354	*	Virtus Investment Partners, Inc	11
4,579		Waddell & Reed Financial, Inc (Class A)	125
322		Westwood Holdings Group, Inc	11
876	*	World Acceptance Corp	39

		TOTAL DIVERSIFIED FINANCIALS	47,339

ENERGY - 10.2%
2,008	*	Abraxas Petroleum Corp	6
3,068	*	Allis-Chalmers Energy, Inc	13
783		Alon USA Energy, Inc	4
6,407	*	Alpha Natural Resources, Inc	264
2,581	*	American Oil & Gas, Inc	21
25,941		Anadarko Petroleum Corp	1,480
19,019		Apache Corp	1,859
568		APCO Argentina, Inc	20
546	*	Approach Resources, Inc	6
8,603		Arch Coal, Inc	230
4,135	*	Atlas America, Inc	118
2,356	*	ATP Oil & Gas Corp	32
2,656	*	Atwood Oceanics, Inc	81
22,676		Baker Hughes, Inc	966
1,205	*	Basic Energy Services, Inc	10
2,676		Berry Petroleum Co (Class A)	85
2,422	*	Bill Barrett Corp	87
4,811	*	BPZ Energy, Inc	18
6,161	*	Brigham Exploration Co	116
1,671	*	Bristow Group, Inc	60
5,319		Cabot Oil & Gas Corp	160
4,578	*	Cal Dive International, Inc	25
1,294	*	Callon Petroleum Co	6
12,915	*	Cameron International Corp	555
872		CARBO Ceramics, Inc	71
1,637	*	Carrizo Oil & Gas, Inc	39
3,135	*	Cheniere Energy, Inc	8
34,362		Chesapeake Energy Corp	778
105,151		Chevron Corp	8,522

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,434		Cimarex Energy Co	$293
326	*	Clayton Williams Energy, Inc	16
2,252	*	Clean Energy Fuels Corp	32
1,710	*	Cloud Peak Energy, Inc	31
4,200	*	Cobalt International Energy, Inc	40
3,823	*	Complete Production Services, Inc	78
2,095	*	Comstock Resources, Inc	47
4,842	*	Concho Resources, Inc	320
77,853		ConocoPhillips	4,471
11,929		Consol Energy, Inc	441
582	*	Contango Oil & Gas Co	29
1,662	*	Continental Resources, Inc	77
2,332		Core Laboratories NV	205
2,304	*	Crosstex Energy, Inc	18
1,581	*	CVR Energy, Inc	13
474	*	Dawson Geophysical Co	13
683		Delek US Holdings, Inc	5
10,625	*	Delta Petroleum Corp	8
21,295	*	Denbury Resources, Inc	338
23,312		Devon Energy Corp	1,509
2,362		DHT Maritime, Inc	10
3,643		Diamond Offshore Drilling, Inc	247
4,177	*	Dresser-Rand Group, Inc	154
1,762	*	Dril-Quip, Inc	109
36,915		El Paso Corp	457
6,804	*	Endeavour International Corp	9
1,505	*	Energy Partners Ltd	18
2,486	*	Energy XXI Bermuda Ltd	57
13,206		EOG Resources, Inc	1,228
7,328		Equitable Resources, Inc	264
668	*	Evolution Petroleum Corp	4
7,607		EXCO Resources, Inc	113
3,340	*	Exterran Holdings, Inc	76
266,892		Exxon Mobil Corp	16,491
6,423	*	FMC Technologies, Inc	439
5,981	*	Forest Oil Corp	178
5,706		Frontier Oil Corp	76
2,722		Frontline Ltd	77
2,157	*	FX Energy, Inc	9
2,282	*	Gastar Exploration Ltd	9
2,956		General Maritime Corp	15
673	*	Georesources, Inc	11
238	*	Global Geophysical Services, Inc	2
4,490	*	Global Industries Ltd	25
1,351	*	GMX Resources, Inc	7
2,142		Golar LNG Ltd	27
1,342	*	Goodrich Petroleum Corp	20
827	*	Green Plains Renewable Energy, Inc	10
727		Gulf Island Fabrication, Inc	13
1,244	*	Gulfmark Offshore, Inc	38
1,573	*	Gulfport Energy Corp	22
47,632		Halliburton Co	1,575
1,747	*	Harvest Natural Resources, Inc	18
5,489	*	Helix Energy Solutions Group, Inc	61
4,981		Helmerich & Payne, Inc	202
5,516	*	Hercules Offshore, Inc	15
15,412		Hess Corp	911
2,360		Holly Corp	68
1,230	*	Hornbeck Offshore Services, Inc	24
928		Houston American Energy Corp	9
6,899	*	International Coal Group, Inc	37
6,522	*	ION Geophysical Corp	34
61	*	Isramco, Inc	4
1,514	*	James River Coal Co	27
6,661	*	Key Energy Services, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,036		Knightsbridge Tankers Ltd	$20
6,235	*	Kodiak Oil & Gas Corp	21
843	*	L&L Energy, Inc	7
1,577		Lufkin Industries, Inc	69
2,510	*	Magnum Hunter Resources Corp	10
36,981		Marathon Oil Corp	1,224
5,423	*	Mariner Energy, Inc	131
5,448		Massey Energy Co	169
1,545	*	Matrix Service Co	14
12,545	*	McDermott International, Inc	185
4,297	*	McMoRan Exploration Co	74
738	*	Miller Petroleum, Inc	4
10,124		Murphy Oil Corp	627
15,083	*	Nabors Industries Ltd	272
21,909		National Oilwell Varco, Inc	974
714	*	Natural Gas Services Group, Inc	11
7,055	*	Newfield Exploration Co	405
4,752	*	Newpark Resources, Inc	40
9,082		Noble Energy, Inc	682
2,356		Nordic American Tanker Shipping	63
2,245	*	Northern Oil And Gas, Inc	38
2,800	*	Oasis Petroleum, Inc	54
42,463		Occidental Petroleum Corp	3,325
2,956	*	Oceaneering International, Inc	159
2,669	*	Oil States International, Inc	124
1,191		Overseas Shipholding Group, Inc	41
246	*	OYO Geospace Corp	14
2,542	*	Pacific Asia Petroleum, Inc	8
447		Panhandle Oil and Gas, Inc (Class A)	11
6,555	*	Parker Drilling Co	29
3,837	*	Patriot Coal Corp	44
8,139		Patterson-UTI Energy, Inc	139
13,992		Peabody Energy Corp	686
2,491		Penn Virginia Corp	40
15,983	*	PetroHawk Energy Corp	258
1,000	*	Petroleum Development Corp	28
2,768	*	Petroquest Energy, Inc	17
882	*	PHI, Inc	14
2,681	*	Pioneer Drilling Co	17
6,132		Pioneer Natural Resources Co	399
7,413	*	Plains Exploration & Production Co	198
9,282	*	Pride International, Inc	273
9,263		Questar Market Resources, Inc	279
6,285	*	Quicksilver Resources, Inc	79
2,531	*	RAM Energy Resources, Inc	4
8,313		Range Resources Corp	317
11,466	*	Rentech, Inc	11
2,024	*	Resolute Energy Corp	22
1,826	*	Rex Energy Corp	23
303	*	Rex Stores Corp	4
2,800	*	Rosetta Resources, Inc	66
6,060	*	Rowan Cos, Inc	184
1,462		RPC, Inc	31
18,950	*	SandRidge Energy, Inc	108
71,536		Schlumberger Ltd	4,407
625	*	Scorpio Tankers, Inc	7
1,221	*	SEACOR Holdings, Inc	104
638	*	Seahawk Drilling, Inc	5
2,365		Ship Finance International Ltd	46
6,440		Southern Union Co	155
18,036	*	Southwestern Energy Co	603
33,650		Spectra Energy Corp	759
3,375		St. Mary Land & Exploration Co	126
1,953	*	Stone Energy Corp	29
6,379		Sunoco, Inc	233

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,141	*	Superior Energy Services	$111
1,867	*	Swift Energy Co	52
3,388	*	Syntroleum Corp	6
746	*	T-3 Energy Services, Inc	20
2,240		Teekay Corp	60
1,125		Teekay Tankers Ltd (Class A)	15
1,600	*	Tesco Corp	19
7,483		Tesoro Corp	100
4,241	*	Tetra Technologies, Inc	43
2,548		Tidewater, Inc	114
7,743	*	TransAtlantic Petroleum Ltd	23
8,044	*	Ultra Petroleum Corp	338
500	*	Union Drilling, Inc	2
2,117	*	Unit Corp	79
2,636	*	Uranium Energy Corp	9
5,759	*	USEC, Inc	30
3,520		Vaalco Energy, Inc	20
30,012		Valero Energy Corp	526
4,769	*	Vantage Drilling Co	8
1,058	*	Venoco, Inc	21
1,693		W&T Offshore, Inc	18
3,436	*	Warren Resources, Inc	14
39,130	*	Weatherford International Ltd	669
2,614	*	Western Refining, Inc	14
3,093	*	Whiting Petroleum Corp	295
2,395	*	Willbros Group, Inc	22
30,901		Williams Cos, Inc	591
3,096		World Fuel Services Corp	81

		TOTAL ENERGY	68,707

FOOD & STAPLES RETAILING - 2.1%
962		Andersons, Inc	36
66		Arden Group, Inc (Class A)	5
2,786	*	BJ’s Wholesale Club, Inc	116
2,565		Casey’s General Stores, Inc	107
23,066		Costco Wholesale Corp	1,487
71,078		CVS Corp	2,237
2,122	*	Great Atlantic & Pacific Tea Co, Inc	8
700		Ingles Markets, Inc (Class A)	12
33,647		Kroger Co	729
656		Nash Finch Co	28
1,214	*	Pantry, Inc	29
811		Pricesmart, Inc	24
23,788	*	Rite Aid Corp	22
2,157		Ruddick Corp	75
20,549		Safeway, Inc	435
1,382		Spartan Stores, Inc	20
11,240		Supervalu, Inc	130
233	*	Susser Holdings Corp	3
31,269		Sysco Corp	892
2,218	*	United Natural Foods, Inc	73
424		Village Super Market (Class A)	12
51,032		Walgreen Co	1,710
106,952		Wal-Mart Stores, Inc	5,724
311		Weis Markets, Inc	12
7,145	*	Whole Foods Market, Inc	265
2,891	*	Winn-Dixie Stores, Inc	21

		TOTAL FOOD & STAPLES RETAILING	14,212

FOOD, BEVERAGE & TOBACCO - 5.2%
246		Alico, Inc	6
5,454	*	Alliance One International, Inc	23
109,190		Altria Group, Inc	2,623
33,477		Archer Daniels Midland Co	1,069
1,189		B&G Foods, Inc (Class A)	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

400	*	Boston Beer Co, Inc (Class A)	$27
5,558		Brown-Forman Corp (Class B)	342
7,623		Bunge Ltd	451
555		Calavo Growers, Inc	12
803	b	Cal-Maine Foods, Inc	23
9,440		Campbell Soup Co	337
3,635	*	Central European Distribution Corp	81
2,584	*	Chiquita Brands International, Inc	34
263		Coca-Cola Bottling Co Consolidated	14
110,236		Coca-Cola Co	6,451
16,847		Coca-Cola Enterprises, Inc	522
23,553		ConAgra Foods, Inc	517
9,688	*	Constellation Brands, Inc (Class A)	171
3,972		Corn Products International, Inc	149
4,436	*	Darling International, Inc	38
9,678	*	Dean Foods Co	99
10,500		Del Monte Foods Co	138
1,154		Diamond Foods, Inc	47
1,712	*	Dole Food Co, Inc	16
12,988		Dr Pepper Snapple Group, Inc	461
616		Farmer Bros Co	10
3,651		Flowers Foods, Inc	91
2,084	*	Fresh Del Monte Produce, Inc	45
34,570		General Mills, Inc	1,263
5,934	*	Green Mountain Coffee Roasters, Inc	185
149		Griffin Land & Nurseries, Inc (Class A)	4
16,715		H.J. Heinz Co	792
2,173	*	Hain Celestial Group, Inc	52
3,445	*	Hansen Natural Corp	161
4,668	*	Heckmann Corp	18
8,128		Hershey Co	387
3,547		Hormel Foods Corp	158
740		Imperial Sugar Co	10
800		J&J Snack Foods Corp	33
6,296		J.M. Smucker Co	381
366	*	John B. Sanfilippo & Son, Inc	5
13,619		Kellogg Co	688
83,813		Kraft Foods, Inc (Class A)	2,586
975		Lancaster Colony Corp	46
1,626		Lance, Inc	35
443		Limoneira Co	9
7,939		Lorillard, Inc	637
6,903		McCormick & Co, Inc	290
10,832		Mead Johnson Nutrition Co	616
621		Mgp Ingredients, Inc	5
6,834		Molson Coors Brewing Co (Class B)	323
621		National Beverage Corp	9
84,387		PepsiCo, Inc	5,607
96,892		Philip Morris International, Inc	5,428
2,432	*	Pilgrim’s Pride Corp	14
2,846	*	Ralcorp Holdings, Inc	166
8,877		Reynolds American, Inc	527
1,203		Sanderson Farms, Inc	52
34,939		Sara Lee Corp	469
365	*	Seneca Foods Corp	10
3,778	*	Smart Balance, Inc	15
6,686	*	Smithfield Foods, Inc	112
4,200	*	Star Scientific, Inc	9
889	*	Synutra International, Inc	10
1,153		Tootsie Roll Industries, Inc	29
1,921	*	TreeHouse Foods, Inc	89
15,785		Tyson Foods, Inc (Class A)	253
1,060		Universal Corp	42
2,395		Vector Group Ltd	45

		TOTAL FOOD, BEVERAGE & TOBACCO	35,380

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
1,214	*	Abaxis, Inc	$28
1,811	*	Abiomed, Inc	19
629	*	Accretive Health, Inc	7
2,669	*	Accuray, Inc	17
22,112		Aetna, Inc	699
514	*	AGA Medical Holdings, Inc	7
677	*	Air Methods Corp	28
3,597		Alcon, Inc	600
3,127	*	Align Technology, Inc	61
94	*	Alimera Sciences, Inc	1
1,316	*	Alliance Imaging, Inc	6
2,099	*	Allied Healthcare International, Inc	5
6,832	*	Allscripts Healthcare Solutions, Inc	126
380	*	Almost Family, Inc	11
2,729	*	Alphatec Holdings, Inc	6
1,533	*	Amedisys, Inc	36
425		America Service Group, Inc	6
608	*	American Dental Partners, Inc	7
3,974	*	American Medical Systems Holdings, Inc	78
2,741	*	AMERIGROUP Corp	116
14,943		AmerisourceBergen Corp	458
2,008	*	AMN Healthcare Services, Inc	10
1,528	*	Amsurg Corp	27
711		Analogic Corp	32
1,310	*	Angiodynamics, Inc	20
3,605	*	Antares Pharma, Inc	5
1,336	*	Arthrocare Corp	36
553	*	Assisted Living Concepts, Inc (A Shares)	17
1,737	*	athenahealth, Inc	57
86		Atrion Corp	14
4,899		Bard (C.R.), Inc	399
31,106		Baxter International, Inc	1,484
3,734		Beckman Coulter, Inc	182
12,196		Becton Dickinson & Co	904
1,242	*	Bio-Reference Labs, Inc	26
2,298	*	BioScrip, Inc	12
78,995	*	Boston Scientific Corp	484
4,417	*	Brookdale Senior Living, Inc	72
711		Cantel Medical Corp	11
1,396	*	Capital Senior Living Corp	7
19,150		Cardinal Health, Inc	633
1,317	*	CardioNet, Inc	6
9,658	*	CareFusion Corp	240
1,981	*	Catalyst Health Solutions, Inc	70
2,707	*	Centene Corp	64
3,634	*	Cerner Corp	305
1,975	*	Cerus Corp	8
1,154		Chemed Corp	66
671	*	Chindex International, Inc	10
14,625		Cigna Corp	523
2,897	*	Clarient, Inc	10
5,083	*	Community Health Systems, Inc	157
590		Computer Programs & Systems, Inc	25
1,671	*	Conceptus, Inc	23
1,595	*	Conmed Corp	36
1,564	*	Continucare Corp	7
2,399		Cooper Cos, Inc	111
467	*	Corvel Corp	20
7,805	*	Coventry Health Care, Inc	168
26,095		Covidien plc	1,049
2,234	*	Cross Country Healthcare, Inc	16
1,413	*	CryoLife, Inc	9
646	*	Cutera, Inc	5
1,543	*	Cyberonics, Inc	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

475	*	Cynosure, Inc (Class A)	$5
5,335	*	DaVita, Inc	368
1,929	*	Delcath Systems, Inc	14
7,510		Dentsply International, Inc	240
3,033	*	DexCom, Inc	40
493	*	DynaVox, Inc	4
6,004	*	Edwards Lifesciences Corp	403
988	*	Electro-Optical Sciences, Inc	6
1,600	*	Emdeon, Inc	20
1,495	*	Emergency Medical Services Corp (Class A)	80
1,185	*	Emeritus Corp	20
2,539	*	Endologix, Inc	12
711		Ensign Group, Inc	13
408	*	Exactech, Inc	7
28,980	*	Express Scripts, Inc	1,411
393	*	Five Star Quality Care, Inc	2
920	*	Genoptix, Inc	13
2,495	*	Gen-Probe, Inc	121
1,497	*	Gentiva Health Services, Inc	33
1,370	*	Greatbatch, Inc	32
1,153	*	Haemonetics Corp	67
1,363	*	Hanger Orthopedic Group, Inc	20
1,438	*	Hansen Medical, Inc	2
1,399	*	Health Grades, Inc	11
13,239	*	Health Management Associates, Inc (Class A)	101
5,253	*	Health Net, Inc	143
4,886	*	Healthsouth Corp	94
3,065	*	Healthspring, Inc	79
1,788	*	Healthways, Inc	21
490	*	HeartWare International, Inc	34
4,727	*	Henry Schein, Inc	277
3,333		Hill-Rom Holdings, Inc	120
1,403	*	HMS Holdings Corp	83
13,950	*	Hologic, Inc	223
8,765	*	Hospira, Inc	500
8,993	*	Humana, Inc	452
632	*	ICU Medical, Inc	24
2,924	*	Idexx Laboratories, Inc	180
3,850	*	Immucor, Inc	76
2,021	*	Insulet Corp	29
1,114	*	Integra LifeSciences Holdings Corp	44
2,047	*	Intuitive Surgical, Inc	581
1,548		Invacare Corp	41
4,435	*	Inverness Medical Innovations, Inc	137
904	*	IPC The Hospitalist Co, Inc	25
1,079	*	IRIS International, Inc	10
520	*	Kensey Nash Corp	15
1,974	*	Kindred Healthcare, Inc	26
3,360	*	Kinetic Concepts, Inc	123
5,374	*	Laboratory Corp of America Holdings	421
498		Landauer, Inc	31
939	*	LCA-Vision, Inc	5
735	*	LHC Group, Inc	17
2,956	*	LifePoint Hospitals, Inc	104
5,117		Lincare Holdings, Inc	128
1,669	*	Magellan Health Services, Inc	79
1,334	*	MAKO Surgical Corp	13
2,792		Masimo Corp	76
14,343		McKesson Corp	886
2,281	*	MedAssets, Inc	48
955	*	Medcath Corp	10
22,847	*	Medco Health Solutions, Inc	1,189
873	*	Medical Action Industries, Inc	8
975	*	Medidata Solutions, Inc	19
455		MedQuist, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

57,535		Medtronic, Inc	$1,932
2,504	*	Merge Healthcare, Inc	7
2,245		Meridian Bioscience, Inc	49
1,469	*	Merit Medical Systems, Inc	23
2,267	*	Metropolitan Health Networks, Inc	9
720	*	Molina Healthcare, Inc	19
620	*	MWI Veterinary Supply, Inc	36
216		National Healthcare Corp	8
1,662	*	Natus Medical, Inc	24
1,314	*	Neogen Corp	44
2,136	*	NuVasive, Inc	75
1,296	*	NxStage Medical, Inc	25
6,412		Omnicare, Inc	153
1,729	*	Omnicell, Inc	23
2,901	*	OraSure Technologies, Inc	12
1,010	*	Orthofix International NV	32
3,708	*	Orthovita, Inc	8
3,228		Owens & Minor, Inc	92
1,140	*	Palomar Medical Technologies, Inc	12
5,480		Patterson Cos, Inc	157
258	*	PDI, Inc	2
2,410	*	Pediatrix Medical Group, Inc	128
1,726	*	PharMerica Corp	16
617	*	Providence Service Corp	10
3,039	*	PSS World Medical, Inc	65
2,953	*	Psychiatric Solutions, Inc	99
873		Quality Systems, Inc	58
7,888		Quest Diagnostics, Inc	398
1,220	*	Quidel Corp	13
1,200	*	RehabCare Group, Inc	24
1,211	*	Res-Care, Inc	16
8,078	*	Resmed, Inc	265
566	*	Rochester Medical Corp	6
3,216	*	RTI Biologics, Inc	8
1,011	*	Rural	9
2,500	*	Select Medical Holdings Corp	19
1,762	*	Sirona Dental Systems, Inc	63
1,374	*	Skilled Healthcare Group, Inc (Class A)	5
3,016	*	Solta Medical, Inc	6
766	*	SonoSite, Inc	26
1,958	*	Spectranetics Corp	11
17,277	*	St. Jude Medical, Inc	680
1,741	*	Staar Surgical Co	9
939	*	Stereotaxis, Inc	4
3,142		STERIS Corp	104
16,645		Stryker Corp	833
2,274	*	Sun Healthcare Group, Inc	19
2,773	*	Sunrise Senior Living, Inc	10
900	*	SurModics, Inc	11
3,234	*	SXC Health Solutions Corp	118
1,974	*	Symmetry Medical, Inc	19
1,913	*	Syneron Medical Ltd	19
768	*	Synovis Life Technologies, Inc	11
700	*	Team Health Holdings, Inc	9
2,103		Teleflex, Inc	119
25,436	*	Tenet Healthcare Corp	120
2,999	*	Thoratec Corp	111
2,452	*	TomoTherapy, Inc	9
360	*	Transcend Services, Inc	6
979	*	Triple-S Management Corp (Class B)	17
2,569	*	Unilife Corp	15
59,357		UnitedHealth Group, Inc	2,084
1,661		Universal American Financial Corp	25
4,753		Universal Health Services, Inc (Class B)	185
701	*	US Physical Therapy, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,532	*	Varian Medical Systems, Inc	$395
937	*	Vascular Solutions, Inc	11
4,634	*	VCA Antech, Inc	98
828	*	Vital Images, Inc	11
2,758	*	Volcano Corp	72
2,242	*	WellCare Health Plans, Inc	65
20,861	*	WellPoint, Inc	1,182
1,778		West Pharmaceutical Services, Inc	61
2,200	*	Wright Medical Group, Inc	32
246		Young Innovations, Inc	7
10,726	*	Zimmer Holdings, Inc	561
1,200	*	Zoll Medical Corp	39

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	30,213

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
4,324		Alberto-Culver Co	163
22,324		Avon Products, Inc	717
420	*	Cellu Tissue Holdings, Inc	5
3,024	*	Central Garden and Pet Co (Class A)	31
3,695		Church & Dwight Co, Inc	240
7,444		Clorox Co	497
25,709		Colgate-Palmolive Co	1,976
1,265	*	Elizabeth Arden, Inc	25
3,706	*	Energizer Holdings, Inc	249
5,827		Estee Lauder Cos (Class A)	368
867		Female Health Co	4
3,165		Herbalife Ltd	191
735		Inter Parfums, Inc	13
21,587		Kimberly-Clark Corp	1,404
721	*	Medifast, Inc	20
83	*	Nature’s Sunshine Products, Inc	1
2,986	*	NBTY, Inc	164
2,594		Nu Skin Enterprises, Inc (Class A)	75
602	*	Nutraceutical International Corp	9
45		Oil-Dri Corp of America	1
1,891	*	Prestige Brands Holdings, Inc	19
150,769		Procter & Gamble Co	9,042
575	*	Revlon, Inc (Class A)	7
93		Schiff Nutrition International, Inc	1
956	*	Spectrum Brands, Inc	26
312	*	USANA Health Sciences, Inc	13
886		WD-40 Co	34

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,295

INSURANCE - 4.1%
17,621		ACE Ltd	1,026
24,470		Aflac, Inc	1,265
341	*	Alleghany Corp	103
2,614		Allied World Assurance Holdings Ltd	148
28,436		Allstate Corp	897
15,976	*	Ambac Financial Group, Inc	9
3,620		American Equity Investment Life Holding Co	37
4,670		American Financial Group, Inc	143
6,384	*	American International Group, Inc	250
360		American National Insurance Co	27
465		American Physicians Capital, Inc	19
357		American Physicians Service Group, Inc	11
622	*	American Safety Insurance Holdings Ltd	10
1,131	*	Amerisafe, Inc	21
1,200		Amtrust Financial Services, Inc	17
14,134		AON Corp	553
2,476	*	Arch Capital Group Ltd	207
1,633		Argo Group International Holdings Ltd	57
5,455		Arthur J. Gallagher & Co	144
4,187		Aspen Insurance Holdings Ltd	127
5,997		Assurant, Inc	244
9,629		Assured Guaranty Ltd	165
6,704		Axis Capital Holdings Ltd	221

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

422		Baldwin & Lyons, Inc (Class B)	$11
90,529	*	Berkshire Hathaway, Inc (Class B)	7,485
5,834		Brown & Brown, Inc	118
16,999		Chubb Corp	969
7,677		Cincinnati Financial Corp	221
2,162	*	Citizens, Inc (Class A)	15
1,391	*	CNA Financial Corp	39
1,100	*	CNA Surety Corp	20
11,895	*	Conseco, Inc	66
1,190	*	Crawford & Co (Class B)	3
2,592		Delphi Financial Group, Inc (Class A)	65
850		Donegal Group, Inc (Class A)	11
1,474	*	eHealth, Inc	19
168		EMC Insurance Group, Inc	4
2,273		Employers Holdings, Inc	36
2,424		Endurance Specialty Holdings Ltd	96
395	*	Enstar Group Ltd	29
1,505		Erie Indemnity Co (Class A)	84
3,116		Everest Re Group Ltd	269
881		FBL Financial Group, Inc (Class A)	23
12,242		Fidelity National Title Group, Inc (Class A)	192
5,526		First American Financial Corp	83
763		First Mercury Financial Corp	8
2,488		Flagstone Reinsurance Holdings Ltd	26
659	*	Fpic Insurance Group, Inc	23
26,148	*	Genworth Financial, Inc (Class A)	319
1,491	*	Greenlight Capital Re Ltd (Class A)	37
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	106
657		Harleysville Group, Inc	21
23,470		Hartford Financial Services Group, Inc	539
6,078		HCC Insurance Holdings, Inc	159
2,378	*	Hilltop Holdings, Inc	23
2,513		Horace Mann Educators Corp	45
704		Infinity Property & Casualty Corp	34
212		Kansas City Life Insurance Co	7
15,840		Lincoln National Corp	379
16,314		Loews Corp	618
2,909		Maiden Holdings Ltd	22
489	*	Markel Corp	168
28,415		Marsh & McLennan Cos, Inc	685
5,095		Max Capital Group Ltd	101
7,809	*	MBIA, Inc	78
2,850		Meadowbrook Insurance Group, Inc	26
1,373		Mercury General Corp	56
33,896		Metlife, Inc	1,303
3,864		Montpelier Re Holdings Ltd	67
2,320	*	National Financial Partners Corp	29
224		National Interstate Corp	5
56		National Western Life Insurance Co (Class A)	8
636	*	Navigators Group, Inc	28
376		NYMAGIC, Inc	10
12,754		Old Republic International Corp	177
1,314		OneBeacon Insurance Group Ltd (Class A)	19
3,999		PartnerRe Ltd	321
7,094	*	Phoenix Cos, Inc	15
2,129		Platinum Underwriters Holdings Ltd	93
1,846	*	PMA Capital Corp (Class A)	14
1,106		Presidential Life Corp	11
547		Primerica, Inc	11
16,901		Principal Financial Group	438
1,714	*	ProAssurance Corp	99
35,453		Progressive Corp	740
4,503		Protective Life Corp	98
24,209		Prudential Financial, Inc	1,312

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,866		Reinsurance Group of America, Inc (Class A)	$187
2,876		RenaissanceRe Holdings Ltd	172
957		RLI Corp	54
678		Safety Insurance Group, Inc	28
999		SeaBright Insurance Holdings, Inc	8
2,700		Selective Insurance Group, Inc	44
2,506		Stancorp Financial Group, Inc	95
913		State Auto Financial Corp	14
1,214		Stewart Information Services Corp	14
1,869		Symetra Financial Corp	20
4,385		Torchmark Corp	233
2,163		Tower Group, Inc	50
3,338		Transatlantic Holdings, Inc	170
24,579		Travelers Cos, Inc	1,281
746	*	United America Indemnity Ltd	12
1,337		United Fire & Casualty Co	28
2,700		Unitrin, Inc	66
587		Universal Insurance Holdings, Inc	3
17,602		UnumProvident Corp	390
4,310		Validus Holdings Ltd	114
6,761		W.R. Berkley Corp	183
50		Wesco Financial Corp	18
404		White Mountains Insurance Group Ltd	125
18,082		XL Capital Ltd	392

		TOTAL INSURANCE	27,541

MATERIALS - 4.0%
1,660		A. Schulman, Inc	33
226	*	AEP Industries, Inc	5
11,224		Air Products & Chemicals, Inc	930
4,411		Airgas, Inc	300
5,809		AK Steel Holding Corp	80
4,862		Albemarle Corp	228
53,982		Alcoa, Inc	654
5,243		Allegheny Technologies, Inc	244
3,344	*	Allied Nevada Gold Corp	89
1,252		AMCOL International Corp	33
928		American Vanguard Corp	6
3,582		Aptargroup, Inc	164
1,189		Arch Chemicals, Inc	42
4,098		Ashland, Inc	200
1,755		Balchem Corp	54
4,813		Ball Corp	283
5,432		Bemis Co	173
3,150	*	Boise, Inc	20
1,200	*	Brush Engineered Materials, Inc	34
2,317		Buckeye Technologies, Inc	34
3,454		Cabot Corp	113
2,978	*	Calgon Carbon Corp	43
1,590	*	Capital Gold Corp	8
2,419		Carpenter Technology Corp	82
1,087	*	Castle (A.M.) & Co	14
8,280		Celanese Corp (Series A)	266
3,364	*	Century Aluminum Co	44
3,760		CF Industries Holdings, Inc	359
680	*	Clearwater Paper Corp	52
7,163		Cleveland-Cliffs, Inc	458
4,438	*	Coeur d’Alene Mines Corp	88
6,046		Commercial Metals Co	88
1,745		Compass Minerals International, Inc	134
8,215	*	Crown Holdings, Inc	235
2,586		Cytec Industries, Inc	146
567		Deltic Timber Corp	25
2,260		Domtar Corporation	146

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

60,252		Dow Chemical Co	$1,655
47,313		Du Pont (E.I.) de Nemours & Co	2,111
2,311		Eagle Materials, Inc	55
3,830		Eastman Chemical Co	283
12,124		Ecolab, Inc	615
4,514	*	Ferro Corp	58
3,844		FMC Corp	263
24,674		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,107
2,908	*	General Moly, Inc	11
1,622	*	Georgia Gulf Corp	27
2,406		Glatfelter	29
2,943	*	Globe Specialty Metals, Inc	41
12,807	*	Golden Star Resources Ltd	63
700	*	Graham Packaging Co, Inc	8
7,030	*	Graphic Packaging Holding Co	24
1,790		Greif, Inc (Class A)	105
2,571		H.B. Fuller Co	51
459		Hawkins, Inc	16
750		Haynes International, Inc	26
2,769	*	Headwaters, Inc	10
12,744	*	Hecla Mining Co	81
2,056	*	Horsehead Holding Corp	20
9,393		Huntsman Corp	109
1,126		Innophos Holdings, Inc	37
4,077		International Flavors & Fragrances, Inc	198
23,081		International Paper Co	502
2,253	*	Intrepid Potash, Inc	59
4,439	*	Jaguar Mining, Inc	29
620		Kaiser Aluminum Corp	26
2,023	*	Kapstone Paper and Packaging Corp	25
329		KMG Chemicals, Inc	5
1,077		Koppers Holdings, Inc	29
400	*	KRATON Polymers LLC	11
1,289	*	Landec Corp	8
6,361	*	Louisiana-Pacific Corp	48
901	*	LSB Industries, Inc	17
3,637		Lubrizol Corp	385
2,372		Martin Marietta Materials, Inc	183
9,021		MeadWestvaco Corp	220
566	*	Metals USA Holdings Corp	7
998		Minerals Technologies, Inc	59
1,000	*	Molycorp, Inc	28
28,614		Monsanto Co	1,371
8,354		Mosaic Co	491
1,570		Myers Industries, Inc	14
6,861		Nalco Holding Co	173
1,075		Neenah Paper, Inc	16
549		NewMarket Corp	62
25,302		Newmont Mining Corp	1,589
563		NL Industries, Inc	5
581	*	Noranda Aluminium Holding Corp	5
16,347		Nucor Corp	624
4,182		Olin Corp	84
529		Olympic Steel, Inc	12
1,636	*	OM Group, Inc	49
2,250	*	Omnova Solutions, Inc	16
8,712	*	Owens-Illinois, Inc	245
5,443		Packaging Corp of America	126
7,019	*	Pactiv Corp	232
5,065	*	PolyOne Corp	61
8,793		PPG Industries, Inc	640
16,023		Praxair, Inc	1,446
610		Quaker Chemical Corp	20
3,922		Reliance Steel & Aluminum Co	163

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,893		Rock-Tenn Co (Class A)	$94
2,609	*	Rockwood Holdings, Inc	82
2,921		Royal Gold, Inc	146
6,836		RPM International, Inc	136
1,496	*	RTI International Metals, Inc	46
1,183		Schnitzer Steel Industries, Inc (Class A)	57
1,004		Schweitzer-Mauduit International, Inc	59
2,344		Scotts Miracle-Gro Co (Class A)	121
8,412		Sealed Air Corp	189
2,106	*	Senomyx, Inc	8
2,628		Sensient Technologies Corp	80
4,726		Sherwin-Williams Co	355
6,418		Sigma-Aldrich Corp	388
2,844		Silgan Holdings, Inc	90
6,548	*	Solutia, Inc	105
5,253		Sonoco Products Co	176
9,017		Southern Copper Corp (NY)	317
2,188	*	Spartech Corp	18
11,455		Steel Dynamics, Inc	162
417		Stepan Co	25
2,345	*	Stillwater Mining Co	39
1,361	*	STR Holdings, Inc	29
5,535		Temple-Inland, Inc	103
1,109		Texas Industries, Inc	35
175	*	Texas Petrochemicals, Inc	4
7,152	*	Thompson Creek Metals Co, Inc	77
4,523	*	Titanium Metals Corp	90
66	*	United States Lime & Minerals, Inc	2
7,587		United States Steel Corp	333
400	*	Universal Stainless & Alloy	10
1,179	*	US Energy Corp Wyoming	5
4,575	*	US Gold Corp	23
5,252		Valspar Corp	167
6,777		Vulcan Materials Co	250
2,782		Walter Energy, Inc	226
2,666	*	Wausau Paper Corp	22
893		Westlake Chemical Corp	27
3,205		Worthington Industries, Inc	48
3,834	*	WR Grace & Co	107
1,145		Zep, Inc	20
1,635	*	Zoltek Cos, Inc	16

		TOTAL MATERIALS	27,282

MEDIA - 3.1%
924	*	AH Belo Corp (Class A)	7
1,425		Arbitron, Inc	40
860	*	Ascent Media Corp (Series A)	23
713	*	Ballantyne Strong, Inc	6
5,182	*	Belo (A.H.) Corp (Class A)	32
12,329		Cablevision Systems Corp (Class A)	323
563	*	Carmike Cinemas, Inc	5
35,098		CBS Corp (Class B)	557
2,093	*	Central European Media Enterprises Ltd (Class A) Nasdaq	52
1,933		Cinemark Holdings, Inc	31
3,306	*	CKX, Inc	16
2,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	27
147,462		Comcast Corp (Class A)	2,666
1,802	*	Crown Media Holdings, Inc (Class A)	4
1,191	*	Cumulus Media, Inc (Class A)	3
2,555	*	Dex One Corp	31
46,303	*	DIRECTV	1,928
15,026	*	Discovery Communications, Inc (Class A)	654
10,540		DISH Network Corp (Class A)	202
3,912	*	DreamWorks Animation SKG, Inc (Class A)	125

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,252	*	Entercom Communications Corp (Class A)	$10
2,637	*	Entravision Communications Corp (Class A)	5
1,802	*	EW Scripps Co (Class A)	14
354	*	Fisher Communications, Inc	6
12,454		Gannett Co, Inc	152
629	*	Global Sources Ltd	5
1,804	*	Gray Television, Inc	4
2,075		Harte-Hanks, Inc	24
25,878	*	Interpublic Group of Cos, Inc	260
2,263		John Wiley & Sons, Inc (Class A)	92
2,807	*	Journal Communications, Inc (Class A)	13
1,587	*	Knology, Inc	21
3,031	*	Lamar Advertising Co (Class A)	96
1,757	*	Lee Enterprises, Inc	5
12,636	*	Liberty Global, Inc (Class A)	389
4,163	*	Liberty Media Corp - Capital (Series A)	217
2,686	*	Liberty Media Corp - Starz	174
1,798	*	Lin TV Corp (Class A)	8
3,620	*	Lions Gate Entertainment Corp	27
7,613	*	Live Nation, Inc	75
1,113	*	Lodgenet Entertainment Corp	3
3,359	*	Madison Square Garden, Inc	71
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*	McClatchy Co (Class A)	13
16,681		McGraw-Hill Cos, Inc	552
878	*	Media General, Inc (Class A)	8
2,161	*	Mediacom Communications Corp (Class A)	14
1,908		Meredith Corp	64
1,117	*	Morningstar, Inc	50
2,278		National CineMedia, Inc	41
6,290	*	New York Times Co (Class A)	49
119,248		News Corp (Class A)	1,557
542	*	Nexstar Broadcasting Group, Inc (Class A)	3
15,965		Omnicom Group, Inc	630
660	*	Outdoor Channel Holdings, Inc	4
859	*	Playboy Enterprises, Inc (Class B)	4
1,637		Primedia, Inc	6
602	*	Radio One, Inc	1
264	*	ReachLocal, Inc	4
4,340		Regal Entertainment Group (Class A)	57
475	*	Rentrak Corp	12
1,378		Scholastic Corp	38
4,730		Scripps Networks Interactive (Class A)	225
3,111	*	Sinclair Broadcast Group, Inc (Class A)	22
205,247	*	Sirius XM Radio, Inc	246
598	*	SuperMedia, Inc	6
19,773		Thomson Corp	742
18,464		Time Warner Cable, Inc	997
59,509		Time Warner, Inc	1,824
2,618	*	Valassis Communications, Inc	89
98		Value Line, Inc	1
31,637		Viacom, Inc (Class B)	1,145
17,547		Virgin Media, Inc	404
102,420		Walt Disney Co	3,391
2,602	*	Warner Music Group Corp	12
319		Washington Post Co (Class B)	127
225	*	Westwood One, Inc	2
1,281		World Wrestling Entertainment, Inc (Class A)	18

		TOTAL MEDIA	20,768

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
80,741		Abbott Laboratories	4,218
357	*	Abraxis Bioscience, Inc	28
2,523	*	Accelrys, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,044	*	Acorda Therapeutics, Inc	$68
991	*	Affymax, Inc	6
4,200	*	Affymetrix, Inc	19
2,860	*	Akorn, Inc	12
1,600	*	Albany Molecular Research, Inc	10
4,735	*	Alexion Pharmaceuticals, Inc	305
2,038	*	Alexza Pharmaceuticals, Inc	6
5,209	*	Alkermes, Inc	76
15,837		Allergan, Inc	1,054
4,202	*	Allos Therapeutics, Inc	20
2,039	*	Alnylam Pharmaceuticals, Inc	25
1,109	*	AMAG Pharmaceuticals, Inc	19
50,071	*	Amgen, Inc	2,759
7,598	*	Amylin Pharmaceuticals, Inc	158
803	*	Ardea Biosciences, Inc	18
4,523	*	Arena Pharmaceuticals, Inc	7
5,377	*	Ariad Pharmaceuticals, Inc	21
2,036	*	Arqule, Inc	10
3,660	*	Array Biopharma, Inc	12
2,455	*	Auxilium Pharmaceuticals, Inc	61
3,528	*	AVANIR Pharmaceuticals, Inc	11
296	*	AVEO Pharmaceuticals, Inc	3
4,441	*	AVI BioPharma, Inc	8
1,205	*	BioCryst Pharmaceuticals, Inc	6
2,657	*	Biodel, Inc	14
12,712	*	Biogen Idec, Inc	713
5,472	*	BioMarin Pharmaceuticals, Inc	122
723	*	BioMimetic Therapeutics, Inc	8
1,030	*	Bio-Rad Laboratories, Inc (Class A)	93
3,493	*	Biosante Pharmaceuticals, Inc	6
215	*	Biospecifics Technologies Corp	6
1,108	*	Biotime, Inc	5
1,671	*	BMP Sunstone Corp	13
90,128		Bristol-Myers Squibb Co	2,443
3,825	*	Bruker BioSciences Corp	54
1,015	*	Cadence Pharmaceuticals, Inc	8
2,371	*	Caliper Life Sciences, Inc	9
1,815	*	Cambrex Corp	8
631	*	Caraco Pharmaceutical Laboratories Ltd	3
4,841	*	Celera Corp	33
24,137	*	Celgene Corp	1,391
1,638	*	Celldex Therapeutics, Inc	7
3,975	*	Cephalon, Inc	248
3,215	*	Cepheid, Inc	60
3,512	*	Charles River Laboratories International, Inc	116
1,640	*	Chelsea Therapeutics International, Inc	8
1,196	*	China Aoxing Pharmaceutical Co, Inc	4
643	*	Clinical Data, Inc	11
106	*	Codexis, Inc	1
2,926	*	Combinatorx, Inc	4
512	*	Compound partnering business	6
1,326	*	Corcept Therapeutics, Inc	5
318	*	Cornerstone Therapeutics, Inc	2
3,457	*	Covance, Inc	162
3,370	*	Cubist Pharmaceuticals, Inc	79
673	*	Cumberland Pharmaceuticals, Inc	4
3,574	*	Curis, Inc	5
2,618	*	Cypress Bioscience, Inc	10
1,702	*	Cytokinetics, Inc	5
1,586	*	Cytori Therapeutics, Inc	8
5,546	*	Cytrx	4
7,690	*	Dendreon Corp	317
2,984	*	Depomed, Inc	13
911	*	Dionex Corp	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,494	*	Durect Corp	$9
4,970	*	Dyax Corp	12
3,782	*	Dynavax Technologies Corp	7
53,111		Eli Lilly & Co	1,940
834	*	Emergent Biosolutions, Inc	14
6,095	*	Endo Pharmaceuticals Holdings, Inc	203
1,864	*	Enzo Biochem, Inc	7
2,632	*	Enzon Pharmaceuticals, Inc	30
2,888	*	eResearch Technology, Inc	22
959	*	Eurand NV	9
1,856	*	Exact Sciences Corp	13
5,381	*	Exelixis, Inc	21
14,874	*	Forest Laboratories, Inc	460
810	*	Genomic Health, Inc	11
13,957	*	Genzyme Corp	988
4,973	*	Geron Corp	28
44,144	*	Gilead Sciences, Inc	1,572
3,942	*	Halozyme Therapeutics, Inc	30
458	*	Hi-Tech Pharmacal Co, Inc	9
9,905	*	Human Genome Sciences, Inc	295
1,895	*	Idenix Pharmaceuticals, Inc	6
6,455	*	Illumina, Inc	318
3,568	*	Immunogen, Inc	22
3,543	*	Immunomedics, Inc	11
3,365	*	Impax Laboratories, Inc	67
4,807	*	Incyte Corp	77
1,026	*	Infinity Pharmaceuticals, Inc	6
2,480	*	Inhibitex, Inc	4
4,173	*	Inovio Biomedical Corp	5
3,118	*	Inspire Pharmaceuticals, Inc	19
2,107	*	InterMune, Inc	29
1,000	*	Ironwood Pharmaceuticals, Inc	10
5,202	*	Isis Pharmaceuticals, Inc	44
822	*	Jazz Pharmaceuticals, Inc	9
144,378		Johnson & Johnson	8,946
798	*	Kendle International, Inc	7
2,721	*	Keryx Biopharmaceuticals, Inc	13
13,101	*	King Pharmaceuticals, Inc	131
10,577	*	Lexicon Pharmaceuticals, Inc	17
9,647	*	Life Technologies Corp	450
5,552	*	Ligand Pharmaceuticals, Inc (Class B)	9
2,138	*	Luminex Corp	34
2,990	*	MannKind Corp	20
716	*	MAP Pharmaceuticals, Inc	11
1,503	*	Martek Biosciences Corp	34
1,801	*	Maxygen, Inc	10
3,315	*	Medicines Co	47
3,195		Medicis Pharmaceutical Corp (Class A)	95
1,640	*	Medivation, Inc	21
163,180		Merck & Co, Inc	6,007
1,320	*	Metabolix, Inc	17
1,782	*	Mettler-Toledo International, Inc	222
4,244	*	Micromet, Inc	29
1,926	*	Momenta Pharmaceuticals, Inc	29
16,325	*	Mylan Laboratories, Inc	307
5,380	*	Myriad Genetics, Inc	88
2,384	*	Nabi Biopharmaceuticals	11
885	*	Nanosphere, Inc	4
4,982	*	Nektar Therapeutics	74
1,326	*	Neostem, Inc	3
2,269	*	Neuralstem, Inc	6
2,526	*	Neurocrine Biosciences, Inc	15
583	*	NeurogesX, Inc	4
4,336	*	Novavax, Inc	10
2,860	*	NPS Pharmaceuticals, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,040	*	Nymox Pharmaceutical Corp	$4
1,070	*	Obagi Medical Products, Inc	11
946	*	Omeros Corp	7
3,387	*	Onyx Pharmaceuticals, Inc	89
4,791	*	Opko Health, Inc	11
1,463	*	Optimer Pharmaceuticals, Inc	13
1,180	*	Orexigen Therapeutics, Inc	7
807	*	Osiris Therapeutics, Inc	6
1,792	*	Pain Therapeutics, Inc	11
1,830	*	Par Pharmaceutical Cos, Inc	53
3,098	*	Parexel International Corp	72
5,363		PDL BioPharma, Inc	28
2,716	*	Peregrine Pharmaceuticals, Inc	4
6,229		PerkinElmer, Inc	144
4,287		Perrigo Co	275
422,173		Pfizer, Inc	7,249
5,577		Pharmaceutical Product Development, Inc	138
1,960	*	Pharmacyclics, Inc	16
1,544	*	Pharmasset, Inc	46
1,425	*	Pozen, Inc	10
1,419	*	Progenics Pharmaceuticals, Inc	7
1,799	*	Pure Bioscience	4
2,889	*	Questcor Pharmaceuticals, Inc	29
3,481	*	Regeneron Pharmaceuticals, Inc	95
2,722	*	Rigel Pharmaceuticals, Inc	23
3,014	*	Salix Pharmaceuticals Ltd	120
2,157	*	Sangamo Biosciences, Inc	7
2,882	*	Santarus, Inc	9
3,562	*	Savient Pharmaceuticals, Inc	81
1,987	*	Sciclone Pharmaceuticals, Inc	5
4,403	*	Seattle Genetics, Inc	68
3,166	*	Sequenom, Inc	22
1,470	*	SIGA Technologies, Inc	12
1,557	*	Somaxon Pharmaceuticals, Inc	6
2,652	*	Spectrum Pharmaceuticals, Inc	11
5,802	*	StemCells, Inc	5
620	*	Sucampo Pharmaceuticals, Inc (Class A)	2
2,656	*	SuperGen, Inc	6
1,092	*	Synta Pharmaceuticals Corp	4
2,707	*	Talecris Biotherapeutics Holdings Corp	62
1,257	*	Targacept, Inc	28
1,900		Techne Corp	117
3,298	*	Theravance, Inc	66
21,365	*	Thermo Electron Corp	1,023
2,600	*	United Therapeutics Corp	146
1,501	*	Vanda Pharmaceuticals, Inc	10
10,747	*	Vertex Pharmaceuticals, Inc	372
3,055	*	Vical, Inc	7
4,346	*	Viropharma, Inc	65
4,243	*	Vivus, Inc	28
4,381		Warner Chilcott plc	98
4,917	*	Waters Corp	348
5,632	*	Watson Pharmaceuticals, Inc	238
1,508	*	Xenoport, Inc	11
2,004	*	ZIOPHARM Oncology, Inc	8
2,399	*	Zymogenetics, Inc	23

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	49,403

REAL ESTATE - 2.7%
2,117		Acadia Realty Trust	40
505		Agree Realty Corp	13
83		Alexander’s, Inc	26
2,762		Alexandria Real Estate Equities, Inc	193
8,886		AMB Property Corp	235

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,566		American Campus Communities, Inc	$109
1,621		American Capital Agency Corp	43
33,077		Annaly Mortgage Management, Inc	582
6,519		Anworth Mortgage Asset Corp	47
6,369		Apartment Investment & Management Co (Class A)	136
575		Apollo Commercial Real Estate Finance, Inc	9
2,185	*	Ashford Hospitality Trust, Inc	20
1,671		Associated Estates Realty Corp	23
4,387		AvalonBay Communities, Inc	456
454	*	Avatar Holdings, Inc	9
5,385		BioMed Realty Trust, Inc	97
7,352		Boston Properties, Inc	611
7,051		Brandywine Realty Trust	86
3,344		BRE Properties, Inc (Class A)	139
3,481		Camden Property Trust	167
2,642		Capital Lease Funding, Inc	15
3,219		Capstead Mortgage Corp	35
15,013	*	CB Richard Ellis Group, Inc (Class A)	274
7,851		CBL & Associates Properties, Inc	103
2,712		Cedar Shopping Centers, Inc	17
464	*	Chatham Lodging Trust	9
400		Chesapeake Lodging Trust	7
48,252		Chimera Investment Corp	191
2,241		Cogdell Spencer, Inc	14
3,686		Colonial Properties Trust	60
772		Colony Financial, Inc	14
378		Consolidated-Tomoka Land Co	11
3,120		Corporate Office Properties Trust	116
4,744		Cousins Properties, Inc	34
696		CreXus Investment Corp	8
1,400		Cypress Sharpridge Investments, Inc	19
10,500		DCT Industrial Trust, Inc	50
11,153		Developers Diversified Realty Corp	125
8,158		DiamondRock Hospitality Co	77
4,296		Digital Realty Trust, Inc	265
6,476		Douglas Emmett, Inc	113
13,061		Duke Realty Corp	151
2,172		DuPont Fabros Technology, Inc	55
673		Dynex Capital, Inc	7
1,377		EastGroup Properties, Inc	51
1,200		Education Realty Trust, Inc	9
2,472		Entertainment Properties Trust	107
1,377		Equity Lifestyle Properties, Inc	75
2,074		Equity One, Inc	35
14,683		Equity Residential	698
1,592		Essex Property Trust, Inc	174
803		Excel Trust, Inc	9
4,748		Extra Space Storage, Inc	76
3,245		Federal Realty Investment Trust	265
3,926	*	FelCor Lodging Trust, Inc	18
2,899	*	First Industrial Realty Trust, Inc	15
1,470		First Potomac Realty Trust	22
6,441	*	Forest City Enterprises, Inc (Class A)	83
2,159	*	Forestar Real Estate Group, Inc	37
3,639		Franklin Street Properties Corp	45
13,050	b	General Growth Properties, Inc	204
1,193		Getty Realty Corp	32
498		Gladstone Commercial Corp	9
4,360		Glimcher Realty Trust	27
1,600		Government Properties Income Trust	43
2,160		Hatteras Financial Corp	62
15,549		HCP, Inc	559
6,663		Health Care REIT, Inc	315
3,212		Healthcare Realty Trust, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,883		Hersha Hospitality Trust	$30
3,786		Highwoods Properties, Inc	123
2,096		Home Properties, Inc	111
6,635		Hospitality Properties Trust	148
34,558		Host Marriott Corp	500
3,368		HRPT Properties Trust	86
4,699		Inland Real Estate Corp	39
1,363		Invesco Mortgage Capital, Inc	29
3,940		Investors Real Estate Trust	33
5,389	*	iStar Financial, Inc	17
2,219		Jones Lang LaSalle, Inc	191
484	*	Kennedy-Wilson Holdings, Inc	5
2,878		Kilroy Realty Corp	95
21,105		Kimco Realty Corp	332
2,891		Kite Realty Group Trust	13
3,698		LaSalle Hotel Properties	87
5,143		Lexington Corporate Properties Trust	37
5,687		Liberty Property Trust	181
1,314		LTC Properties, Inc	34
6,802		Macerich Co	292
4,206		Mack-Cali Realty Corp	138
2,548	*	Maguire Properties, Inc	6
6,789		Medical Properties Trust, Inc	69
14,787		MFA Mortgage Investments, Inc	113
1,597		Mid-America Apartment Communities, Inc	93
1,230		Mission West Properties, Inc	8
2,597		Monmouth Real Estate Investment Corp (Class A)	20
1,400		National Health Investors, Inc	62
4,486		National Retail Properties, Inc	113
5,757		Nationwide Health Properties, Inc	223
3,315	*	Newcastle Investment Corp	10
3,670		NorthStar Realty Finance Corp	14
2,098		NRDC Acquisition Corp	20
4,423		Omega Healthcare Investors, Inc	99
946		Parkway Properties, Inc	14
900	*	Pebblebrook Hotel Trust	16
2,924		Pennsylvania Real Estate Investment Trust	35
900		Pennymac Mortgage Investment Trust	16
2,500		Piedmont Office Realty Trust, Inc	47
8,617		Plum Creek Timber Co, Inc	304
2,677		Post Properties, Inc	75
2,094		Potlatch Corp	71
25,473		Prologis	300
903		PS Business Parks, Inc	51
7,314		Public Storage, Inc	710
3,865	*	RAIT Investment Trust	6
992		Ramco-Gershenson Properties	11
4,243		Rayonier, Inc	213
5,513		Realty Income Corp	186
4,253		Redwood Trust, Inc	62
4,430		Regency Centers Corp	175
1,355		Resource Capital Corp	9
330		Saul Centers, Inc	14
6,554		Senior Housing Properties Trust	154
15,351		Simon Property Group, Inc	1,424
4,148		SL Green Realty Corp	263
1,302		Sovran Self Storage, Inc	49
4,644	*	St. Joe Co	116
2,060		Starwood Property Trust, Inc	41
7,422	*	Strategic Hotels & Resorts, Inc	31
1,069		Sun Communities, Inc	33
5,186	*	Sunstone Hotel Investors, Inc	47
2,138		Tanger Factory Outlet Centers, Inc	101
2,937		Taubman Centers, Inc	131
779	*	Tejon Ranch Co	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

400	*	Terreno Realty Corp	$7
1,795		Thomas Properties Group, Inc	6
1,357		Two Harbors Investment Corp	12
9,785		UDR, Inc	207
507		UMH Properties, Inc	5
1,095		Universal Health Realty Income Trust	38
1,407		Urstadt Biddle Properties, Inc (Class A)	25
4,966		U-Store-It Trust	41
8,296		Ventas, Inc	428
8,538		Vornado Realty Trust	730
1,139		Walter Investment Management Corp	20
3,217		Washington Real Estate Investment Trust	102
5,688		Weingarten Realty Investors	124
27,322		Weyerhaeuser Co	431
965		Winthrop Realty Trust	12

		TOTAL REAL ESTATE	18,137

RETAILING - 3.7%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	2
2,441	*	99 Cents Only Stores	46
3,952		Aaron Rents, Inc	73
4,665		Abercrombie & Fitch Co (Class A)	183
4,458		Advance Auto Parts	262
4,938	*	Aeropostale, Inc	115
18,283	*	Amazon.com, Inc	2,871
11,038		American Eagle Outfitters, Inc	165
580	*	America’s Car-Mart, Inc	15
3,106	*	AnnTaylor Stores Corp	63
1,889	*	Asbury Automotive Group, Inc	27
1,206	*	Audiovox Corp (Class A)	8
3,354	*	Autonation, Inc	78
1,472	*	Autozone, Inc	337
2,049		Barnes & Noble, Inc	33
1,533		Bebe Stores, Inc	11
13,917	*	Bed Bath & Beyond, Inc	604
18,227		Best Buy Co, Inc	744
1,412		Big 5 Sporting Goods Corp	19
4,282	*	Big Lots, Inc	142
672	*	Blue Nile, Inc	30
447	*	Bon-Ton Stores, Inc/the	5
3,769	*	Borders Group, Inc	4
2,300		Brown Shoe Co, Inc	26
1,313		Buckle, Inc	35
968	*	Build-A-Bear Workshop, Inc	6
2,068	*	Cabela’s, Inc	39
11,825	*	Carmax, Inc	329
2,260	*	Casual Male Retail Group, Inc	9
1,486		Cato Corp (Class A)	40
6,044	*	Charming Shoppes, Inc	21
9,528		Chico’s FAS, Inc	100
1,448	*	Children’s Place Retail Stores, Inc	71
2,493		Christopher & Banks Corp	20
836	*	Citi Trends, Inc	20
1,463	*	Coldwater Creek, Inc	8
3,407	*	Collective Brands, Inc	55
481	*	Conn’s, Inc	2
638	*	Core-Mark Holding Co, Inc	20
238	*	Destination Maternity Corp	8
4,676	*	Dick’s Sporting Goods, Inc	131
2,499		Dillard’s, Inc (Class A)	59
3,558	*	Dollar General Corp	104
6,723	*	Dollar Tree, Inc	328
3,225	*	Dress Barn, Inc	77
5,097	*	Drugstore.Com	10
752	*	DSW, Inc (Class A)	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,799		Expedia, Inc	$305
820	*	Express Parent LLC	12
6,908		Family Dollar Stores, Inc	305
2,617		Finish Line, Inc (Class A)	36
8,270		Foot Locker, Inc	120
2,092		Fred’s, Inc (Class A)	25
1,016		Gaiam, Inc (Class A)	7
8,074	*	GameStop Corp (Class A)	159
21,944		Gap, Inc	409
1,281	*	Genesco, Inc	38
8,399		Genuine Parts Co	375
1,288	*	Group 1 Automotive, Inc	38
3,453		Guess ?, Inc	140
1,331	*	Gymboree Corp	55
1,232		Haverty Furniture Cos, Inc	13
750	*	hhgregg, Inc	19
1,477	*	Hibbett Sports, Inc	37
88,483		Home Depot, Inc	2,803
2,222		Hot Topic, Inc	13
2,163	*	HSN, Inc	65
2,770	*	J Crew Group, Inc	93
12,475		JC Penney Co, Inc	339
1,448	*	Jo-Ann Stores, Inc	65
1,456	*	JOS A Bank Clothiers, Inc	62
891	*	Kirkland’s, Inc	12
16,054	*	Kohl’s Corp	846
31,571	*	Liberty Media Holding Corp (Interactive A)	433
14,121		Limited Brands, Inc	378
832		Lithia Motors, Inc (Class A)	8
7,568	*	LKQ Corp	157
75,271		Lowe’s Cos, Inc	1,678
1,022	*	Lumber Liquidators, Inc	25
22,317		Macy’s, Inc	515
1,129	*	MarineMax, Inc	8
2,734		Men’s Wearhouse, Inc	65
1,073	*	Midas, Inc	8
1,053		Monro Muffler, Inc	49
2,109	*	NetFlix, Inc	342
888	*	New York & Co, Inc	2
8,842		Nordstrom, Inc	329
1,665		Nutri/System, Inc	32
14,528	*	Office Depot, Inc	67
4,293	*	OfficeMax, Inc	56
1,309	*	Orbitz Worldwide, Inc	8
7,296	*	O’Reilly Automotive, Inc	388
840	*	Overstock.com, Inc	13
4,283	*	Pacific Sunwear Of California, Inc	22
2,259	*	Penske Auto Group, Inc	30
2,583		PEP Boys - Manny Moe & Jack	27
1,182		PetMed Express, Inc	21
6,307		Petsmart, Inc	221
4,570	*	Pier 1 Imports, Inc	37
2,481	*	Priceline.com, Inc	864
6,634		RadioShack Corp	142
3,420		Rent-A-Center, Inc	77
1,292	*	Retail Ventures, Inc	14
6,266		Ross Stores, Inc	342
769	*	Rue21, Inc	20
7,006	*	Saks, Inc	60
5,024	*	Sally Beauty Holdings, Inc	56
2,401	*	Sears Holdings Corp	173
2,905	*	Select Comfort Corp	20
517	*	Shoe Carnival, Inc	10
1,417	*	Shutterfly, Inc	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,531	*	Signet Jewelers Ltd	$144
1,621	*	Sonic Automotive, Inc (Class A)	16
2,128		Stage Stores, Inc	28
38,581		Staples, Inc	807
1,440	*	Stein Mart, Inc	13
461		Systemax, Inc	6
3,723	*	Talbots, Inc	49
38,458		Target Corp	2,055
6,687		Tiffany & Co	314
21,321		TJX Companies, Inc	952
3,772		Tractor Supply Co	150
1,789	*	Tuesday Morning Corp	9
1,563	*	Ulta Salon Cosmetics & Fragrance, Inc	46
6,441	*	Urban Outfitters, Inc	203
658	*	US Auto Parts Network, Inc	5
767	*	Vitacost.com, Inc	5
731	*	Vitamin Shoppe, Inc	20
640	*	West Marine, Inc	7
5,043	*	Wet Seal, Inc (Class A)	17
5,095		Williams-Sonoma, Inc	162
133		Winmark Corp	4
933	*	Zumiez, Inc	20

		TOTAL RETAILING	25,534

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
1,368	*	Actel Corp	22
2,343	*	Advanced Analogic Technologies, Inc	8
1,919	*	Advanced Energy Industries, Inc	25
31,257	*	Advanced Micro Devices, Inc	222
15,906		Altera Corp	480
4,798	*	Amkor Technology, Inc	32
3,097	*	Anadigics, Inc	19
15,668		Analog Devices, Inc	492
70,994		Applied Materials, Inc	829
3,650	*	Applied Micro Circuits Corp	36
3,697	*	Atheros Communications, Inc	97
24,398	*	Atmel Corp	194
1,909	*	ATMI, Inc	28
5,604	*	Avago Technologies Ltd	126
5,359	*	Axcelis Technologies, Inc	10
1,469	*	AXT, Inc	10
26,238		Broadcom Corp (Class A)	929
3,756	*	Brooks Automation, Inc	25
949	*	Cabot Microelectronics Corp	31
2,348	*	Cavium Networks, Inc	68
1,230	*	Ceva, Inc	18
3,065	*	Cirrus Logic, Inc	55
1,302		Cohu, Inc	16
4,201	*	Conexant Systems, Inc	7
5,686	*	Cree, Inc	309
1,601	*	Cymer, Inc	59
8,640	*	Cypress Semiconductor Corp	109
1,921	*	Diodes, Inc	33
1,657	*	DSP Group, Inc	12
2,523	*	Energy Conversion Devices, Inc	13
6,714	*	Entegris, Inc	31
1,870	*	Entropic Communications, Inc	18
10,461	*	Evergreen Solar, Inc	8
2,444	*	Exar Corp	15
6,623	*	Fairchild Semiconductor International, Inc	62
2,013	*	FEI Co	39
2,933	*	First Solar, Inc	432
2,618	*	Formfactor, Inc	22
1,543	*	FSI International, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,030	*	GSI Technology, Inc	$6
3,104	*	GT Solar International, Inc	26
1,231	*	Hittite Microwave Corp	59
9,197	*	Integrated Device Technology, Inc	54
1,216	*	Integrated Silicon Solution, Inc	10
291,820		Intel Corp	5,612
3,731	*	International Rectifier Corp	79
6,580		Intersil Corp (Class A)	77
1,636	*	IXYS Corp	16
8,993		Kla-Tencor Corp	317
4,206	*	Kopin Corp	15
3,600	*	Kulicke & Soffa Industries, Inc	22
6,691	*	Lam Research Corp	280
4,295	*	Lattice Semiconductor Corp	20
11,853		Linear Technology Corp	364
34,577	*	LSI Logic Corp	158
7,224	*	LTX-Credence Corp	15
28,614	*	Marvell Technology Group Ltd	501
2,681	*	Mattson Technology, Inc	7
15,997		Maxim Integrated Products, Inc	296
383	*	MaxLinear, Inc	4
12,002	*	MEMC Electronic Materials, Inc	143
2,455		Micrel, Inc	24
9,747		Microchip Technology, Inc	307
45,214	*	Micron Technology, Inc	326
4,543	*	Microsemi Corp	78
4,100	*	Microtune, Inc	12
1,664	*	Mindspeed Technologies, Inc	13
2,847	*	MIPS Technologies, Inc	28
2,658	*	MKS Instruments, Inc	48
1,783	*	Monolithic Power Systems, Inc	29
1,391	*	MoSys, Inc	7
753	*	Nanometrics, Inc	11
12,329		National Semiconductor Corp	157
3,270	*	Netlogic Microsystems, Inc	90
4,931	*	Novellus Systems, Inc	131
265	*	NVE Corp	11
30,239	*	Nvidia Corp	353
2,767	*	Omnivision Technologies, Inc	64
22,681	*	ON Semiconductor Corp	164
1,181	*	PDF Solutions, Inc	4
1,447	*	Pericom Semiconductor Corp	13
2,260	*	Photronics, Inc	12
1,628	*	PLX Technology, Inc	6
11,786	*	PMC - Sierra, Inc	87
1,292		Power Integrations, Inc	41
5,683	*	Rambus, Inc	118
11,874	*	RF Micro Devices, Inc	73
782	*	Rubicon Technology, Inc	18
1,464	*	Rudolph Technologies, Inc	12
3,192	*	Semtech Corp	64
1,525	*	Sigma Designs, Inc	18
1,816	*	Silicon Image, Inc	9
2,178	*	Silicon Laboratories, Inc	80
9,357	*	Skyworks Solutions, Inc	193
684	*	Spansion, Inc	10
1,279	*	Standard Microsystems Corp	29
5,134	*	Sunpower Corp (Class A)	74
745	*	Supertex, Inc	16
9,702	*	Teradyne, Inc	108
2,769	*	Tessera Technologies, Inc	51
63,777		Texas Instruments, Inc	1,731
3,408	*	Trident Microsystems, Inc	6
8,183	*	Triquint Semiconductor, Inc	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

928	*	Ultra Clean Holdings	$8
1,279	*	Ultratech, Inc	22
3,936	*	Varian Semiconductor Equipment Associates, Inc	113
2,021	*	Veeco Instruments, Inc	70
1,235	*	Volterra Semiconductor Corp	27
13,353		Xilinx, Inc	355
2,706	*	Zoran Corp	21

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,347

SOFTWARE & SERVICES - 8.7%
31,867		Accenture plc	1,354
1,790	*	ACI Worldwide, Inc	40
27,440		Activision Blizzard, Inc	297
2,448	*	Actuate Corp	13
3,603	*	Acxiom Corp	57
27,474	*	Adobe Systems, Inc	718
828	*	Advent Software, Inc	43
9,598	*	Akamai Technologies, Inc	482
2,824	*	Alliance Data Systems Corp	184
10,563	*	Amdocs Ltd	303
764	*	American Software, Inc (Class A)	5
984	*	Ancestry.com, Inc	22
4,800	*	Ansys, Inc	203
5,639	*	AOL, Inc	140
641	*	Archipelago Learning, Inc	8
1,253	*	ArcSight, Inc	55
4,732	*	Ariba, Inc	89
8,269	*	Art Technology Group, Inc	34
2,922	*	Aspen Technology, Inc	30
12,113	*	Autodesk, Inc	387
26,196		Automatic Data Processing, Inc	1,101
2,369		Blackbaud, Inc	57
1,799	*	Blackboard, Inc	65
9,318	*	BMC Software, Inc	377
1,263	*	Bottomline Technologies, Inc	19
7,201		Broadridge Financial Solutions, Inc	165
20,570		CA, Inc	434
1,556	*	CACI International, Inc (Class A)	70
14,290	*	Cadence Design Systems, Inc	109
398		Cass Information Systems, Inc	14
1,544	*,b	CDC Corp	7
3,700	*	Ciber, Inc	11
9,820	*	Citrix Systems, Inc	670
15,586	*	Cognizant Technology Solutions Corp (Class A)	1,005
2,159	*	Commvault Systems, Inc	56
8,102		Computer Sciences Corp	373
760	*	Computer Task Group, Inc	6
12,190	*	Compuware Corp	104
1,080	*	comScore, Inc	25
2,129	*	Concur Technologies, Inc	105
1,503	*	Constant Contact, Inc	32
5,243	*	Convergys Corp	55
1,795	*	CSG Systems International, Inc	33
2,053	*	DealerTrack Holdings, Inc	35
1,002	*	Deltek, Inc	8
1,204	*	DemandTec, Inc	11
1,108		Diamond Management & Technology Consultants, Inc	14
718	*	Dice Holdings, Inc	6
2,231	*	Digital River, Inc	76
1,448	*	DivX, Inc	14
335	*	DMRC Corp	8
1,703		DST Systems, Inc	76
5,728		Earthlink, Inc	52
59,956	*	eBay, Inc	1,463

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,270	*	Ebix, Inc	$30
539	*	Echo Global Logistics, Inc	7
17,431	*	Electronic Arts, Inc	286
2,873	*	Epicor Software Corp	25
1,155		EPIQ Systems, Inc	14
206	*	ePlus, Inc	4
2,338	*	Equinix, Inc	239
2,804	*	Euronet Worldwide, Inc	50
863	*	ExlService Holdings, Inc	17
2,331		Factset Research Systems, Inc	189
2,412		Fair Isaac Corp	60
2,479	*	FalconStor Software, Inc	8
13,836		Fidelity National Information Services, Inc	375
5,526		First American Corp	106
7,944	*	Fiserv, Inc	428
901	*	Forrester Research, Inc	30
1,772	*	Fortinet, Inc	44
3,857	*	Gartner, Inc	114
3,642	*	Genpact Ltd	65
2,712	*	Global Cash Access, Inc	11
4,128		Global Payments, Inc	177
12,756	*	Google, Inc (Class A)	6,707
3,274	*	GSI Commerce, Inc	81
680	*	Guidance Software, Inc	4
1,547	*	Hackett Group, Inc	6
1,893		Heartland Payment Systems, Inc	29
4,285	*	Hewitt Associates, Inc (Class A)	216
4,773	*	IAC/InterActiveCorp	125
1,449		iGate Corp	26
4,859	*	Informatica Corp	187
2,218	*	Infospace, Inc	19
1,116	*	Integral Systems, Inc	8
803	*	Interactive Intelligence, Inc	14
3,256	*	Internap Network Services Corp	16
67,129		International Business Machines Corp	9,005
1,292	*	Internet Brands, Inc (Class A)	17
1,945	*	Internet Capital Group, Inc	22
14,826	*	Intuit, Inc	650
2,389	*	j2 Global Communications, Inc	57
4,506		Jack Henry & Associates, Inc	115
2,111	*	JDA Software Group, Inc	54
1,328	*	Kenexa Corp	23
941		Keynote Systems, Inc	11
1,053	*	KIT Digital, Inc	13
1,667	*	Knot, Inc	15
7,345	*	Lawson Software, Inc	62
5,016		Lender Processing Services, Inc	167
2,000	*	Limelight Networks, Inc	12
3,304	*	Lionbridge Technologies	14
767	*	Liquidity Services, Inc	12
2,334	*	Liveperson, Inc	20
885	*	Local.com Corp	4
787	*	LogMeIn, Inc	28
1,663	*	LoopNet, Inc	20
2,510	*	Magma Design Automation, Inc	9
1,259	*	Manhattan Associates, Inc	37
1,171	*	Mantech International Corp (Class A)	46
1,311		Marchex, Inc (Class B)	7
5,094		Mastercard, Inc (Class A)	1,141
923		MAXIMUS, Inc	57
8,241	*	McAfee, Inc	389
5,422	*	Mentor Graphics Corp	57
4,246	*	Micros Systems, Inc	180
402,035		Microsoft Corp	9,846

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

425	*	MicroStrategy, Inc (Class A)	$37
2,352	*	ModusLink Global Solutions, Inc	15
4,696	*	MoneyGram International, Inc	11
866	*	Monotype Imaging Holdings, Inc	8
6,677	*	Monster Worldwide, Inc	87
8,584	*	Move, Inc	19
390	*	NCI, Inc (Class A)	7
1,792	*	Netscout Systems, Inc	37
965	*	NetSuite, Inc	23
3,899	*	NeuStar, Inc (Class A)	97
2,722		NIC, Inc	23
18,440	*	Novell, Inc	110
12,038	*	Nuance Communications, Inc	188
1,415	*	Online Resources Corp	6
834	*	OpenTable, Inc	57
4,315	*	Openwave Systems, Inc	7
721		Opnet Technologies, Inc	13
199,306		Oracle Corp	5,351
6,195	*	Parametric Technology Corp	121
17,058		Paychex, Inc	469
792		Pegasystems, Inc	25
1,789	*	Perficient, Inc	16
2,287	*	Progress Software Corp	76
774	*	PROS Holdings, Inc	7
1,000		QAD, Inc	4
2,811	*	Quest Software, Inc	69
556	*	QuinStreet, Inc	8
5,131	*	Rackspace Hosting, Inc	133
1,505	*	Radiant Systems, Inc	26
4,340	*	RealNetworks, Inc	14
9,980	*	Red Hat, Inc	409
781		Renaissance Learning, Inc	8
1,137	*	RightNow Technologies, Inc	22
560	*	Rosetta Stone, Inc	12
5,451	*	Rovi Corp	275
2,512	*	S1 Corp	13
1,356	*	Saba Software, Inc	7
15,837	*	SAIC, Inc	253
6,042	*	Salesforce.com, Inc	676
5,190		Sapient Corp	62
1,951	*	SAVVIS, Inc	41
1,583	*	Smith Micro Software, Inc	16
1,831	*	SolarWinds, Inc	32
3,691		Solera Holdings, Inc	163
1,200	*	Sonic Solutions, Inc	14
1,445	*	Sourcefire, Inc	42
262	*	SPS Commerce, Inc	3
2,391	*	SRA International, Inc (Class A)	47
470	*	SRS Labs, Inc	4
620	*	SS&C Technologies Holdings, Inc	10
1,120	*	Stamps.com, Inc	15
3,339	*	SuccessFactors, Inc	84
2,697	*	SupportSoft, Inc	12
42,225	*	Symantec Corp	641
1,133	*	Synchronoss Technologies, Inc	20
7,479	*	Synopsys, Inc	185
744		Syntel, Inc	33
3,743	*	Take-Two Interactive Software, Inc	38
2,022	*	Taleo Corp (Class A)	59
798	*	TechTarget, Inc	4
1,946	*	TeleCommunication Systems, Inc (Class A)	8
435	*	TeleNav, Inc	2
1,647	*	TeleTech Holdings, Inc	24
8,824	*	Teradata Corp	340

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,069	*	Terremark Worldwide, Inc	$32
3,557	*	THQ, Inc	14
8,757	*	TIBCO Software, Inc	155
720	*	Tier Technologies, Inc	4
5,735	*	TiVo, Inc	52
1,534	*	TNS, Inc	26
8,838		Total System Services, Inc	135
285	*	Travelzoo, Inc	7
1,686	*	Tyler Technologies, Inc	34
1,323	*	Ultimate Software Group, Inc	51
877	*	Unica Corp	18
2,353	*	Unisys Corp	66
4,557		United Online, Inc	26
4,321	*	Valueclick, Inc	57
1,577	*	Vasco Data Security International	10
4,529	*	VeriFone Holdings, Inc	141
9,553	*	VeriSign, Inc	303
1,636		VirnetX Holding Corp	24
620	*	Virtusa Corp	6
24,373		Visa, Inc (Class A)	1,810
2,222	*	VistaPrint Ltd	86
3,882	*	VMware, Inc (Class A)	330
792	*	Vocus, Inc	15
4,167	*	Wave Systems Corp	9
2,836	*	WebMD Health Corp (Class A)	142
2,294	*	Websense, Inc	41
35,534		Western Union Co	628
2,073	*	Wright Express Corp	74
72,658	*	Yahoo!, Inc	1,030
3,311	*	Zix Corp	9

		TOTAL SOFTWARE & SERVICES	58,900

TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
2,308	*	Acme Packet, Inc	88
4,355	*	ADC Telecommunications, Inc	55
3,005		Adtran, Inc	106
18,405	*	Agilent Technologies, Inc	614
1,334	*	Agilysys, Inc	9
9,173		Amphenol Corp (Class A)	449
1,061	*	Anaren, Inc	18
1,540	*	Anixter International, Inc	83
47,673	*	Apple, Inc	13,527
6,732	*	Arris Group, Inc	66
6,511	*	Arrow Electronics, Inc	174
3,865	*	Aruba Networks, Inc	82
1,355	*	Avid Technology, Inc	18
8,026	*	Avnet, Inc	217
2,526		AVX Corp	35
674		Bel Fuse, Inc (Class B)	14
3,344	*	Benchmark Electronics, Inc	55
1,630	*	BigBand Networks, Inc	5
973		Black Box Corp	31
2,165	*	Blue Coat Systems, Inc	52
1,815	*	Bookham, Inc	29
3,698	*	Brightpoint, Inc	26
22,509	*	Brocade Communications Systems, Inc	131
2,102	*	Checkpoint Systems, Inc	43
4,899	*	Ciena Corp	76
298,924	*	Cisco Systems, Inc	6,546
2,800	*	Cogent, Inc	30
2,207		Cognex Corp	59
1,347	*	Coherent, Inc	54
4,687	*	CommScope, Inc	111
869	*	Compellent Technologies, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,497	*	Comtech Telecommunications Corp	$41
1,314	*	Comverge, Inc	10
81,419		Corning, Inc	1,488
457	*	CPI International, Inc	6
1,943	*	Cray, Inc	13
1,799		CTS Corp	17
2,087		Daktronics, Inc	20
591		DDi Corp	5
88,619	*	Dell, Inc	1,148
1,322	*	DG FastChannel, Inc	29
3,499		Diebold, Inc	109
1,490	*	Digi International, Inc	14
2,836	*	Dolby Laboratories, Inc (Class A)	161
1,039	*	DTS, Inc	40
1,837	*	Echelon Corp	16
1,973	*	EchoStar Corp (Class A)	38
1,000		Electro Rent Corp	13
1,450	*	Electro Scientific Industries, Inc	16
3,012	*	Electronics for Imaging, Inc	36
107,366	*	EMC Corp	2,181
956	*	EMS Technologies, Inc	18
4,937	*	Emulex Corp	52
6,147	*	Extreme Networks, Inc	19
4,236	*	F5 Networks, Inc	440
910	*	FARO Technologies, Inc	20
3,991	*	Finisar Corp	75
8,113	*	Flir Systems, Inc	208
1,221	*	Gerber Scientific, Inc	8
1,197	*	Globecomm Systems, Inc	10
5,307	*	Harmonic, Inc	37
6,866		Harris Corp	304
3,340	*	Harris Stratex Networks, Inc (Class A)	14
122,706		Hewlett-Packard Co	5,162
396	*	Hughes Communications, Inc	11
218	*	Hutchinson Technology, Inc	1
2,391	*	Hypercom Corp	16
344	*	ICx Technologies, Inc	3
1,552	*	Imation Corp	14
1,615	*	Immersion Corp	10
4,051	*	Infinera Corp	47
8,716	*	Ingram Micro, Inc (Class A)	147
2,496	*	Insight Enterprises, Inc	39
2,201	*	InterDigital, Inc	65
2,592	*	Intermec, Inc	32
1,163	*	Intevac, Inc	12
1,382	*	IPG Photonics Corp	33
1,429	*	Isilon Systems, Inc	32
2,131	*	Itron, Inc	130
1,708	*	Ixia	21
9,514		Jabil Circuit, Inc	137
11,409	*	JDS Uniphase Corp	141
27,820	*	Juniper Networks, Inc	844
372		Keithley Instruments, Inc	8
758	*	KVH Industries, Inc	11
4,064	*	L-1 Identity Solutions, Inc	48
4,153	*	Lexmark International, Inc (Class A)	185
1,154	*	Littelfuse, Inc	50
732	*	Loral Space & Communications, Inc	38
1,385	*	Maxwell Technologies, Inc	20
742	*	Measurement Specialties, Inc	14
1,540	*	Mercury Computer Systems, Inc	19
288	*	Meru Networks, Inc	5
2,035		Methode Electronics, Inc	18
4,736	*	Microvision, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,107		Molex, Inc	$149
120,940	*	Motorola, Inc	1,032
860		MTS Systems Corp	27
555	*	Multi-Fineline Electronix, Inc	12
3,061		National Instruments Corp	100
8,531	*	NCR Corp	116
17,904	*	NetApp, Inc	891
2,686	*	Netezza Corp	72
1,861	*	Netgear, Inc	50
2,003	*	Network Engines, Inc	3
1,690	*	Network Equipment Technologies, Inc	6
2,159	*	Newport Corp	24
1,922	*	Novatel Wireless, Inc	15
690	*	Occam Networks, Inc	5
1,210	*	Oplink Communications, Inc	24
1,144	*	OpNext, Inc	2
869	*	OSI Systems, Inc	32
1,164		Park Electrochemical Corp	31
143	*	PC Connection, Inc	1
1,245	*	PC-Tel, Inc	8
2,609		Plantronics, Inc	88
2,133	*	Plexus Corp	63
4,570	*	Polycom, Inc	125
3,047	*	Power-One, Inc	28
7,309	*	Powerwave Technologies, Inc	13
1,511	*	Presstek, Inc	3
5,897	*	QLogic Corp	104
86,052		Qualcomm, Inc	3,883
5,115	*	Quantum Corp	11
1,782	*	Rackable Systems, Inc	14
1,200	*	Radisys Corp	11
717		Richardson Electronics Ltd	8
630	*	Rimage Corp	10
3,287	*	Riverbed Technology, Inc	150
1,683	*	Rofin-Sinar Technologies, Inc	43
1,014	*	Rogers Corp	32
11,904	*	SanDisk Corp	436
4,084	*	Sanmina-SCI Corp	49
1,430	*	Scansource, Inc	40
1,446	*	Seachange International, Inc	11
25,765	*	Seagate Technology, Inc	304
2,605	*	ShoreTel, Inc	13
3,071	*	Smart Modular Technologies WWH, Inc	19
11,025	*	Sonus Networks, Inc	39
663	*	Spectrum Control, Inc	10
2,145	*	STEC, Inc	27
1,404	*	Stratasys, Inc	39
1,355	*	Super Micro Computer, Inc	14
1,033		Sycamore Networks, Inc	33
2,360	*	Symmetricom, Inc	14
1,797	*	Synaptics, Inc	51
1,111	*	SYNNEX Corp	31
2,618	*	Tech Data Corp	105
2,804		Technitrol, Inc	12
3,400	*	Tekelec	44
20,396		Tellabs, Inc	152
161		Tessco Technologies, Inc	2
6,411	*	Trimble Navigation Ltd	225
4,098	*	TTM Technologies, Inc	40
1,466	*	Universal Display Corp	34
6,631	*	Utstarcom, Inc	14
1,758	*	Viasat, Inc	72
128	*	Viasystems Group, Inc	2
9,163	*	Vishay Intertechnology, Inc	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

654	*	Vishay Precision Group, Inc	$10
11,793	*	Western Digital Corp	335
71,641		Xerox Corp	742
1,720	*	X-Rite, Inc	7
1,580	*	Xyratex Ltd	23
2,804	*	Zebra Technologies Corp (Class A)	94
1,176	*	Zygo Corp	12

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,078

TELECOMMUNICATION SERVICES - 2.9%
1,004	*	AboveNet, Inc	52
2,394		Alaska Communications Systems Group, Inc	24
21,321	*	American Tower Corp (Class A)	1,093
310,210		AT&T, Inc	8,872
490		Atlantic Tele-Network, Inc	24
662	*	Cbeyond Communications, Inc	9
15,887		CenturyTel, Inc	627
7,818	*	Cincinnati Bell, Inc	21
7,934	*	Clearwire Corp (Class A)	64
2,389	*	Cogent Communications Group, Inc	23
1,438		Consolidated Communications Holdings, Inc	27
15,357	*	Crown Castle International Corp	678
1,988	*	FiberTower Corp	8
52,428		Frontier Communications Corp	428
1,718	*	General Communication, Inc (Class A)	17
2,003	*	Global Crossing Ltd	26
3,822	*	Globalstar, Inc	7
5,063	*	ICO Global Communications Holdings Ltd (Class A)	8
1,786	*	Iridium Communications, Inc	15
3,287	*	Leap Wireless International, Inc	41
87,859	*	Level 3 Communications, Inc	82
13,163	*	MetroPCS Communications, Inc	138
1,061	*	Neutral Tandem, Inc	13
8,839	*	NII Holdings, Inc (Class B)	363
1,715		NTELOS Holdings Corp	29
7,414	*	PAETEC Holding Corp	30
3,214	*	Premiere Global Services, Inc	23
89,803		Qwest Communications International, Inc	563
6,146	*	SBA Communications Corp (Class A)	248
854		Shenandoah Telecom Co	15
154,431	*	Sprint Nextel Corp	715
3,641	*	Syniverse Holdings, Inc	83
4,456		Telephone & Data Systems, Inc	146
7,497	*	tw telecom inc (Class A)	139
432	*	US Cellular Corp	20
1,177		USA Mobility, Inc	19
148,174		Verizon Communications, Inc	4,829
5,438	*	Vonage Holdings Corp	14
25,370		Windstream Corp	312

		TOTAL TELECOMMUNICATION SERVICES	19,845

TRANSPORTATION - 2.0%
1,304	*	Air Transport Services Group, Inc	8
6,646	*	Airtran Holdings, Inc	49
1,868	*	Alaska Air Group, Inc	95
2,122		Alexander & Baldwin, Inc	74
804		Allegiant Travel Co	34
407	*	Amerco, Inc	32
694	*	American Commercial Lines, Inc	19
16,679	*	AMR Corp	105
1,342		Arkansas Best Corp	33
1,336	*	Atlas Air Worldwide Holdings, Inc	67
5,463	*	Avis Budget Group, Inc	64
684		Baltic Trading Ltd	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,483	*	Celadon Group, Inc	$21
8,824		CH Robinson Worldwide, Inc	617
7,372	*	Continental Airlines, Inc (Class B)	183
2,731		Con-way, Inc	85
1,385		Copa Holdings S.A. (Class A)	75
20,271		CSX Corp	1,121
41,744	*	Delta Air Lines, Inc	486
1,521	*	Dollar Thrifty Automotive Group, Inc	76
580	*	Dynamex, Inc	9
2,567	*	Eagle Bulk Shipping, Inc	13
2,166	*	Excel Maritime Carriers Ltd	12
11,355		Expeditors International Washington, Inc	525
16,339		FedEx Corp	1,397
1,526		Forward Air Corp	40
1,322	*	Genco Shipping & Trading Ltd	21
2,045	*	Genesee & Wyoming, Inc (Class A)	89
2,405	*	Hawaiian Holdings, Inc	14
2,664		Heartland Express, Inc	40
10,698	*	Hertz Global Holdings, Inc	113
2,063		Horizon Lines, Inc (Class A)	9
1,978	*	Hub Group, Inc (Class A)	58
357		International Shipholding Corp	10
4,893		J.B. Hunt Transport Services, Inc	170
12,519	*	JetBlue Airways Corp	84
5,349	*	Kansas City Southern Industries, Inc	200
2,863	*	Kirby Corp	115
3,018		Knight Transportation, Inc	58
2,387		Landstar System, Inc	92
952		Marten Transport Ltd	22
19,280		Norfolk Southern Corp	1,147
2,205	*	Old Dominion Freight Line	56
2,338	*	Pacer International, Inc	14
168	*	PAM Transportation Services, Inc	2
421	*	Park-Ohio Holdings Corp	5
103	*	Patriot Transportation Holding, Inc	7
963	*	Pinnacle Airlines	5
1,080	*	RailAmerica, Inc	10
2,007	*	Republic Airways Holdings, Inc	17
437	*	Roadrunner Transportation Services Holdings, Inc	5
2,826		Ryder System, Inc	121
900	*	Saia, Inc	14
2,935		Skywest, Inc	41
39,357		Southwest Airlines Co	514
8,781	*	UAL Corp	207
931	*	Ultrapetrol Bahamas Ltd	6
26,601		Union Pacific Corp	2,176
37,418		United Parcel Service, Inc (Class B)	2,495
200		Universal Truckload Services, Inc	3
7,760	*	US Airways Group, Inc	72
429	*	USA Truck, Inc	6
5,514		UTI Worldwide, Inc	89
2,203		Werner Enterprises, Inc	45

		TOTAL TRANSPORTATION	13,400

UTILITIES - 3.7%
35,394	*	AES Corp	402
4,012		AGL Resources, Inc	154
8,949		Allegheny Energy, Inc	219
1,423		Allete, Inc	52
5,798		Alliant Energy Corp	211
12,327		Ameren Corp	350
1,059	*	American DG Energy, Inc	3
25,307		American Electric Power Co, Inc	917
980		American States Water Co	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,048		American Water Works Co, Inc	$187
7,429		Aqua America, Inc	152
366		Artesian Resources Corp	7
4,941		Atmos Energy Corp	144
2,915		Avista Corp	61
2,076		Black Hills Corp	65
727	*	Cadiz, Inc	8
1,013		California Water Service Group	37
18,309	*	Calpine Corp	228
20,864		Centerpoint Energy, Inc	328
616		Central Vermont Public Service Corp	12
563		CH Energy Group, Inc	25
551		Chesapeake Utilities Corp	20
2,955		Cleco Corp	87
12,153		CMS Energy Corp	219
518		Connecticut Water Service, Inc	12
14,905		Consolidated Edison, Inc	719
892		Consolidated Water Co, Inc	8
9,760		Constellation Energy Group, Inc	315
31,227		Dominion Resources, Inc	1,363
5,957		DPL, Inc	156
8,870		DTE Energy Co	407
68,835		Duke Energy Corp	1,219
5,930	*	Dynegy, Inc (Class A)	29
17,216		Edison International	592
1,875	*	El Paso Electric Co	45
1,913		Empire District Electric Co	39
3,865		Energen Corp	177
10,006		Entergy Corp	766
34,650		Exelon Corp	1,475
16,114		FirstEnergy Corp	621
7,294		Great Plains Energy, Inc	138
5,035		Hawaiian Electric Industries, Inc	113
2,260		Idacorp, Inc	81
4,076		Integrys Energy Group, Inc	212
2,692		ITC Holdings Corp	168
1,170		Laclede Group, Inc	40
10,015		MDU Resources Group, Inc	200
1,200		MGE Energy, Inc	47
813		Middlesex Water Co	14
7,736	*	Mirant Corp	77
3,895		National Fuel Gas Co	202
2,248		New Jersey Resources Corp	88
21,603		NextEra Energy, Inc	1,175
2,400		Nicor, Inc	110
14,649		NiSource, Inc	255
9,300		Northeast Utilities	275
1,384		Northwest Natural Gas Co	66
1,907		NorthWestern Corp	54
13,488	*	NRG Energy, Inc	281
5,598		NSTAR	220
12,419		NV Energy, Inc	163
5,142		OGE Energy Corp	205
5,688		Oneok, Inc	256
1,079		Ormat Technologies, Inc	31
1,956		Otter Tail Corp	40
11,870		Pepco Holdings, Inc	221
19,466		PG&E Corp	884
3,832		Piedmont Natural Gas Co, Inc	111
5,639		Pinnacle West Capital Corp	233
4,395		PNM Resources, Inc	50
3,954		Portland General Electric Co	80
25,623		PPL Corp	698
15,073		Progress Energy, Inc	670

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,745		Public Service Enterprise Group, Inc	$885
9,263		Questar Corp	162
18,652	*	Reliant Energy, Inc	66
5,968		SCANA Corp	241
13,085		Sempra Energy	704
678		SJW Corp	17
1,559		South Jersey Industries, Inc	77
43,018		Southern Co	1,602
2,406		Southwest Gas Corp	81
11,229		TECO Energy, Inc	194
5,761		UGI Corp	165
2,733		UIL Holdings Corp	77
1,902		Unisource Energy Corp	64
597		Unitil Corp	13
4,285		Vectren Corp	111
5,819		Westar Energy, Inc	141
2,570		WGL Holdings, Inc	97
6,034		Wisconsin Energy Corp	349
24,295		Xcel Energy, Inc	558
672		York Water Co	11

		TOTAL UTILITIES	24,939

		TOTAL COMMON STOCKS (Cost $557,962)	676,620

		TOTAL INVESTMENTS - 99.9% (Cost $557,962)	676,620
		OTHER ASSETS & LIABILITIES, NET - 0.1%	577

		NET ASSETS - 100.0%	$677,197

*	Non-income producing.

^	Amount represents less than $1,000.

b	In bankruptcy

Cost amounts are in thousands.

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Management Committee (“Managers”) and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

The accompanying schedule of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Managers, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Managers. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1—quoted prices in active markets for identical securities

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of                   investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock—Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Managers. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities—Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments—Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies—These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts—Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair vlaue are valued at fair value, as determined in good faith using procedures approved by the Managers. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2010, there were no significant transfers between levels by the Account.

As of September 30, 2010, 100% of the investments in the Account were valued based on Level 1 inputs.

Please see the Schedule of Investments for a detailed breakout by industry.

Note 3—investments

At September 30, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $118,658,000 consisting of gross unrealized appreciation of $220,453,000 and gross unrealized depreciation of $(101,795,000).

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: November 18, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 18, 2010	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: November 18, 2010	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX.99. Cert.)

3(b) Section 302 certification of the principal financial officer (EX.99. Cert.)